                                                                            2002
--------------------------------------------------------------------------------

Nationwide(R)VA Separate Account - B
December 31, 2002

[LOGO] The BEST of AMERICA(R)

                                                                   Annual Report

AMERICA's
Exclusive

ANNUITY(SM)

--------------------------------------------------------------------------------

                                                  [LOGO] Nationwide(R)

                                          Nationwide Life and Annuity Insurance
                                           Company Home Office: Columbus, Ohio

APO-3233-12/02

                              [LOGO] Nationwide(R)

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VA Separate Account-B.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.


                              /s/ Joseph J. Gasper
                         -------------------------------
                           Joseph J. Gasper, President
                                February 24, 2003

How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

The Annual Report has four major financial sections:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 37. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 33, provide further disclosures about the variable account and its underlying contract provisions.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002

Assets:
     Investments at fair value:

          American Century VP - Balanced Fund - Class I (ACVPBal)
             332,025 shares (cost $2,352,760) ...............................................    $ 1,929,067

          American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
             162,822 shares (cost $1,370,829) ...............................................        962,276

          American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
             578,426 shares (cost $3,429,906) ...............................................      2,984,679

          American Century VP - International Fund - Class I (ACVPInt)
             489,391 shares (cost $3,072,961) ...............................................      2,549,727

          American Century VP - International Fund - Class III (ACVPInt3)
             421,648 shares (cost $2,522,972) ...............................................      2,196,784

          American Century VP - Ultra(R)Fund - Class I (ACVPUltra)
             14,105 shares (cost $105,876) ..................................................        103,672

          American Century VP - Value Fund - Class I (ACVPVal)
             1,158,897 shares (cost $8,012,240) .............................................      7,092,449

          Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
             24,885 shares (cost $359,167) ..................................................        159,262

          Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
             127,634 shares (cost $1,083,359) ...............................................        852,592

          Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)
             204,232 shares (cost $2,714,930) ...............................................      1,897,314

          Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
             3,436 shares (cost $34,112) ....................................................         32,915

          Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
             59,522 shares (cost $1,871,623) ................................................      1,124,968

          Dreyfus Stock Index Fund - Initial Shares (DryStkIx)
             706,528 shares (cost $18,954,419) ..............................................     15,875,691

          Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
             109,932 shares (cost $3,573,209) ...............................................      3,163,846

          Dreyfus VIF - Growth and Income Portfolio - Initial Shares (DryVIFGrInc)
             83,918 shares (cost $1,810,072) ................................................      1,347,717

          Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
             223,749 shares (cost $2,489,847) ...............................................      2,620,103

          Fidelity(R)VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
             745,691 shares (cost $16,767,171) ..............................................     13,541,751

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

          Fidelity(R)VIP - Growth Portfolio - Initial Class (FidVIPGr)
             473,563 shares (cost $13,567,237) ..............................................     11,100,311

          Fidelity(R)VIP - High Income Portfolio - Initial Class (FidVIPHI)
             1,322,369 shares (cost $7,465,171) .............................................      7,841,649

          Fidelity(R)VIP - Overseas Portfolio - Initial Class (FidVIPOv)
             136,430 shares (cost $1,847,399) ...............................................      1,498,002

          Fidelity(R)VIP - VIP Overseas Portfolio - Initial Class R (FidVIPOvR)
             19,704 shares (cost $245,044) ..................................................        216,353

          Fidelity(R)VIP II - Asset Manager Portfolio - Initial Class (FidVIPAM)
             409,473 shares (cost $6,584,060) ...............................................      5,220,786

          Fidelity(R)VIP II - Contrafund(R)Portfolio - Initial Class (FidVIPCon)
             713,445 shares (cost $13,821,669) ..............................................     12,913,348

          Fidelity(R)VIP III - Growth Opportunities Portfolio - Initial Class (FidVIPGrOp)
             159,217 shares (cost $2,025,568) ...............................................      1,864,434

          Fidelity(R)VIP III - Value Strategies Portfolio - Service Class (FidVIPVaIS)
             914 shares (cost $7,041) .......................................................          7,223

          Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
             278,717 shares (cost $3,373,780) ...............................................      3,071,462

          Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
             1,196 shares (cost $9,758) .....................................................          7,161

          Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3)
             2,016 shares (cost $12,786) ....................................................         12,074

          Gartmore GVIT Global Financial Services Fund - Class III (GVITGlFin3)
             1,516 shares (cost $13,474) ....................................................         13,583

          Gartmore GVIT Global Health Sciences Fund - Class III (GVITGlHlth3)
             1,566 shares (cost $13,459) ....................................................         12,843

          Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
             1,448 shares (cost $5,800) .....................................................          3,461

          Gartmore GVIT Global Technology and Communications Fund - Class III (GVITGlTech3)
             1,776 shares (cost $5,142) .....................................................          4,279

          Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
             1,525,477 shares (cost $18,267,492) ............................................     18,732,860

          Gartmore GVIT Growth Fund - Class I (GVITGrowth)
             199,272 shares (cost $1,677,022) ...............................................      1,498,523

          Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
             833 shares (cost $7,180) .......................................................          6,792

          Gartmore GVIT ID Conservative Fund (GVITIDCon)
             70,393 shares (cost $693,355) ..................................................        691,960

          Gartmore GVIT ID Moderate Fund (GVITIDMod)
             31,431 shares (cost $287,678) ..................................................        280,989

          Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg)
             11,642 shares (cost $98,649) ...................................................         98,842

          Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon)
             6,777 shares (cost $64,719) ....................................................         63,904

          Gartmore GVIT International Growth Fund - Class III (GVITIntGro3)
             2,570 shares (cost $12,370) ....................................................         12,000

          Gartmore GVIT MAS Multi Sector Bond Fund - Class I (GVITMMultiSec)
             86,210 shares (cost $790,254) ..................................................        800,029

          Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
             22,427,691 shares (cost $22,427,691) ...........................................     22,427,691

          Gartmore GVIT Nationwide(R)Leaders Fund - Class III (GVITLead3)
             16,373 shares (cost $156,094) ..................................................        154,558

          Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
             25,607 shares (cost $298,628) ..................................................        247,362

          Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
             599,777 shares (cost $5,353,192) ...............................................      4,420,352

          Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
             476,641 shares (cost $7,738,800) ...............................................      7,345,044

          Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr)
             25,489 shares (cost $239,620) ..................................................        186,066

          Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
             420,233 shares (cost $3,999,169) ...............................................      3,403,883

          Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc)
             5,611 shares (cost $18,067) ....................................................         11,670

          Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
             45,537 shares (cost $900,787) ..................................................        785,052

          Janus AS - Global Technology Portfolio - Service II Shares (JanGlTechS2)
             7,806 shares (cost $24,662) ....................................................         19,046

          Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
             40,414 shares (cost $160,812) ..................................................         97,397

          Janus AS - International Growth Portfolio - Service II Shares (JanIntGroS2)
             3,237 shares (cost $62,212) ....................................................         55,900

          Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
             16,518 shares (cost $370,797) ..................................................        283,774

          Neuberger Berman AMT - Growth Portfolio(R)(NBAMTGro)
             137,871 shares (cost $1,638,521) ...............................................      1,093,316

          Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
             50,698 shares (cost $548,263) ..................................................        542,463

          Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)(NBAMTLMat)
             559,316 shares (cost $7,415,752) ...............................................      7,550,763

          Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)
             299,926 shares (cost $4,312,462) ...............................................      3,419,159

          Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
             7,052 shares (cost $208,037) ...................................................        206,142

          Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
             682,491 shares (cost $7,491,168) ...............................................      7,718,967

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

          Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
             114,644 shares (cost $3,616,617) ...............................................      3,051,835

          Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
             383,461 shares (cost $6,931,424) ...............................................      6,787,252

          Oppenheimer Main Street Growth & Income Fund/VA - Initial Class (OppMSGrInc)
             43,503 shares (cost $784,256) ..................................................        666,463

          Oppenheimer Multiple Strategies Fund/VA - Initial Class (OppMultStr)
             211,951 shares (cost $3,382,284) ...............................................      2,789,276

          Strong Opportunity Fund II, Inc.(StOpp2)
             300,477 shares (cost $4,728,690) ...............................................      4,167,614

          Strong VIF - Strong Discovery Fund II (StDisc2)
             133,994 shares (cost $1,284,581) ...............................................      1,216,669

          Strong VIF - Strong International Stock Fund II (StIntStk2)
             44,287 shares (cost $315,295) ..................................................        235,163

          Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
             106,846 shares (cost $1,146,345) ...............................................      1,224,459

          Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
             60,652 shares (cost $530,443) ..................................................        478,544

          Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
             75,616 shares (cost $804,942) ..................................................        778,845

          Van Kampen UIF - Emerging Markets Debt Portfolio - Class A (VKEmMkt)
             56,393 shares (cost $405,823) ..................................................        398,695

          Van Kampen UIF - U.S.Real Estate Portfolio - Class A (VKUSRealEst)
             311,558 shares (cost $3,917,704) ...............................................      3,529,951
                                                                                                ------------
               Total investments ............................................................    209,701,052
     Accounts receivable ....................................................................         93,260
                                                                                                ------------
               Total assets .................................................................    209,794,312
Accounts payable ............................................................................             --
                                                                                                ------------
Contract owners' equity (note 4) ............................................................   $209,794,312
                                                                                                ============

See accompanying notes to financial statements.

================================================================================

================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                          Total        ACVPBal    ACVPCapAp    ACVPIncGr
                                                          -------------   --------   ----------   ----------
   Reinvested dividends ...............................   $   4,766,441     69,433           --       47,486
   Mortality and expense risk charges (note 2) ........      (3,730,736)   (33,640)     (23,184)     (58,295)
                                                          -------------   --------   ----------   ----------
      Net investment income (loss) ....................       1,035,705     35,793      (23,184)     (10,809)
                                                          -------------   --------   ----------   ----------

   Proceeds from mutual fund shares sold ..............     401,263,529    770,087    1,101,847    2,003,203
   Cost of mutual fund shares sold ....................    (440,346,715)  (914,658)  (2,343,102)  (2,666,127)
                                                          -------------   --------   ----------   ----------
      Realized gain (loss) on investments .............     (39,083,186)  (144,571)  (1,241,255)    (662,924)
   Change in unrealized gain (loss)
      on investments ..................................      (7,165,923)  (168,973)     853,718     (302,930)
                                                          -------------   --------   ----------   ----------
      Net gain (loss) on investments ..................     (46,249,109)  (313,544)    (387,537)    (965,854)
                                                          -------------   --------   ----------   ----------
   Reinvested capital gains ...........................       1,630,657         --           --           --
                                                          -------------   --------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ (43,582,747)  (277,751)    (410,721)    (976,663)
                                                          =============   ========   ==========   ==========

Investment activity:                                        ACVPInt     ACVPInt3   ACVPUltra     ACVPVal
                                                          -----------   --------   ---------   ----------
   Reinvested dividends ...............................        64,647         --        189        84,455
   Mortality and expense risk charges (note 2) ........       (83,782)   (17,133)      (286)     (133,171)
                                                          -----------   --------    -------    ----------
      Net investment income (loss) ....................       (19,135)   (17,133)       (97)      (48,716)
                                                          -----------   --------    -------    ----------

   Proceeds from mutual fund shares sold ..............    15,431,701    250,512     11,707     7,001,472
   Cost of mutual fund shares sold ....................   (15,945,625)  (292,723)   (12,126)   (7,494,656)
                                                          -----------   --------    -------    ----------
      Realized gain (loss) on investments .............      (513,924)   (42,211)      (419)     (493,184)
   Change in unrealized gain (loss)
      on investments ..................................      (711,556)  (326,187)    (2,204)   (1,560,496)
                                                          -----------   --------    -------    ----------
      Net gain (loss) on investments ..................    (1,225,480)  (368,398)    (2,623)   (2,053,680)
                                                          -----------   --------    -------    ----------
   Reinvested capital gains ...........................            --         --         --       546,450
                                                          -----------   --------    -------    ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    (1,244,615)  (385,531)    (2,720)   (1,555,946)
                                                          ===========   ========    =======    ==========

Investment activity:                                        CSGPVen    CSIntFoc     CSSmCapGr   DrySmCapIxS
                                                          ---------   ----------   ----------   -----------
   Reinvested dividends ...............................   $      --           --           --         49
   Mortality and expense risk charges (note 2) ........      (4,292)     (21,076)     (39,306)      (210)
                                                          ---------   ----------   ----------     ------
      Net investment income (loss) ....................      (4,292)     (21,076)     (39,306)      (161)
                                                          ---------   ----------   ----------     ------

   Proceeds from mutual fund shares sold ..............     182,631    7,268,367    1,641,024      3,066
   Cost of mutual fund shares sold ....................    (484,444)  (7,204,594)  (3,849,432)    (3,370)
                                                          ---------   ----------   ----------     ------
      Realized gain (loss) on investments .............    (301,813)      63,773   (2,208,408)      (304)
   Change in unrealized gain (loss)
      on investments ..................................     181,321     (276,266)   1,022,931     (1,197)
                                                          ---------   ----------   ----------     ------
      Net gain (loss) on investments ..................    (120,492)    (212,493)  (1,185,477)    (1,501)
                                                          ---------   ----------   ----------     ------
   Reinvested capital gains ...........................          --           --           --         --
                                                          ---------   ----------   ----------     ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $(124,784)    (233,569)  (1,224,783)    (1,662)
                                                          =========   ==========   ==========     ======

Investment activity:                                        DrySRGro     DryStkIx     DryVIFApp   DryVIFGrInc
                                                          ----------   -----------   ----------   -----------
   Reinvested dividends ...............................        3,074       282,874       39,594       11,694
   Mortality and expense risk charges (note 2) ........      (25,755)     (322,188)     (42,182)     (29,329)
                                                          ----------   -----------   ----------   ----------
      Net investment income (loss) ....................      (22,681)      (39,314)      (2,588)     (17,635)
                                                          ----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............    1,232,703    20,772,578    1,728,831    1,069,228
   Cost of mutual fund shares sold ....................   (2,129,873)  (26,547,762)  (2,184,958)  (1,539,537)
                                                          ----------   -----------   ----------   ----------
      Realized gain (loss) on investments .............     (897,170)   (5,775,184)    (456,127)    (470,309)
   Change in unrealized gain (loss)
      on investments ..................................      281,880      (504,651)    (132,147)    (151,736)
                                                          ----------   -----------   ----------   ----------
      Net gain (loss) on investments ..................     (615,290)   (6,279,835)    (588,274)    (622,045)
                                                          ----------   -----------   ----------   ----------
   Reinvested capital gains ...........................           --            --           --           --
                                                          ----------   -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     (637,971)   (6,319,149)    (590,862)    (639,680)
                                                          ==========   ===========   ==========   ==========

                                                                     (continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                      FedQualBd    FidVIPEI      FidVIPGr      FidVIPHI
                                                          ---------   ----------   -----------   -----------
   Reinvested dividends ...............................   $      --      308,434        45,584       770,054
   Mortality and expense risk charges (note 2) ........     (15,071)    (244,178)     (230,162)     (115,485)
                                                          ---------   ----------   -----------   -----------
      Net investment income (loss) ....................     (15,071)      64,256      (184,578)      654,569
                                                          ---------   ----------   -----------   -----------

   Proceeds from mutual fund shares sold ..............     179,103    8,119,598    18,656,455    24,800,763
   Cost of mutual fund shares sold ....................    (173,804)  (9,612,491)  (23,005,972)  (25,500,645)
                                                          ---------   ----------   -----------   -----------
      Realized gain (loss) on investments .............       5,299   (1,492,893)   (4,349,517)     (699,882)
   Change in unrealized gain (loss)
      on investments ..................................     130,256   (2,349,340)   (1,773,662)      333,332
                                                          ---------   ----------   -----------   -----------
      Net gain (loss) on investments ..................     135,555   (3,842,233)   (6,123,179)     (366,550)
                                                          ---------   ----------   -----------   -----------
   Reinvested capital gains ...........................          --      419,813            --            --
                                                          ---------   ----------   -----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ 120,484   (3,358,164)   (6,307,757)      288,019
                                                          =========   ==========   ===========   ===========

Investment activity:                                       FidVIPOv    FidVIPOvR    FidVIPAM     FidVIPCon
                                                          ----------   ---------   ----------   -----------
   Reinvested dividends ...............................       18,824         --       265,423       139,203
   Mortality and expense risk charges (note 2) ........      (32,112)    (1,516)      (89,576)     (224,973)
                                                          ----------   --------    ----------   -----------
      Net investment income (loss) ....................      (13,288)    (1,516)      175,847       (85,770)
                                                          ----------   --------    ----------   -----------

   Proceeds from mutual fund shares sold ..............    8,300,045     70,188     2,055,873    12,508,507
   Cost of mutual fund shares sold ....................   (8,319,986)   (80,065)   (2,784,131)  (16,438,305)
                                                          ----------   --------    ----------   -----------
      Realized gain (loss) on investments .............      (19,941)    (9,877)     (728,258)   (3,929,798)
   Change in unrealized gain (loss)
      on investments ..................................     (371,513)   (28,691)     (170,218)    2,316,933
                                                          ----------   --------    ----------   -----------
      Net gain (loss) on investments ..................     (391,454)   (38,568)     (898,476)   (1,612,865)
                                                          ----------   --------    ----------   -----------
   Reinvested capital gains ...........................           --         --            --            --
                                                          ----------   --------    ----------   -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     (404,742)   (40,084)     (722,629)   (1,698,635)
                                                          ==========   ========    ==========   ===========

Investment activity:                                        FidVIPGrOp   FidVIPVaIS   GVITDMidCapI   GVITEmMrkts
                                                          ------------   ----------   ------------   -----------
   Reinvested dividends ...............................   $     65,124         --          8,910            43
   Mortality and expense risk charges (note 2) ........        (43,710)       (32)       (31,788)       (1,105)
                                                          ------------    -------     ----------      --------
      Net investment income (loss) ....................         21,414        (32)       (22,878)       (1,062)
                                                          ------------    -------     ----------      --------

   Proceeds from mutual fund shares sold ..............      9,416,620     12,565      3,545,987       324,472
   Cost of mutual fund shares sold ....................    (10,187,136)   (12,893)    (3,572,915)     (330,793)
                                                          ------------    -------     ----------      --------
      Realized gain (loss) on investments .............       (770,516)      (328)       (26,928)       (6,321)
   Change in unrealized gain (loss)
      on investments ..................................       (194,178)       183       (368,975)       (3,707)
                                                          ------------    -------     ----------      --------
      Net gain (loss) on investments ..................       (964,694)      (145)      (395,903)      (10,028)
                                                          ------------    -------     ----------      --------
   Reinvested capital gains ...........................             --         --         22,441            --
                                                          ------------    -------     ----------      --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $   (943,280)      (177)      (396,340)      (11,090)
                                                          ============    =======     ==========      ========

Investment activity:                                      GVITEmMrkts3   GVITGlFin3   GVITGlHlth3    GVITGlTech
                                                          ------------   ----------   -----------   -----------
   Reinvested dividends                                         23           16            --             97
   Mortality and expense risk charges (note 2) ........        (87)         (69)          (67)          (172)
                                                            ------         ----          ----        -------
      Net investment income (loss) ....................        (64)         (53)          (67)           (75)
                                                            ------         ----          ----        -------
   Proceeds from mutual fund shares sold ..............      3,973          603           595         15,702
   Cost of mutual fund shares sold ....................     (4,912)        (612)         (611)       (21,028)
                                                            ------         ----          ----        -------
      Realized gain (loss) on investments .............       (939)          (9)          (16)        (5,326)
   Change in unrealized gain (loss)
      on investments ..................................       (711)         109          (615)        (2,097)
                                                            ------         ----          ----        -------
      Net gain (loss) on investments ..................     (1,650)         100          (631)        (7,423)
                                                            ------         ----          ----        -------
   Reinvested capital gains ...........................         --           --            --             --
                                                            ------         ----          ----        -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     (1,714)          47          (698)        (7,498)
                                                            ======         ====          ====        =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                      GVITGlTech3    GVITGvtBd    GVITGrowth   GVITIDAgg
                                                          -----------   -----------   ----------   ---------
   Reinvested dividends ...............................     $  13          699,045            --       29
   Mortality and expense risk charges (note 2) ........       (16)        (229,551)      (47,960)     (29)
                                                            -----       ----------    ----------     ----
      Net investment income (loss) ....................        (3)         469,494       (47,960)      --
                                                            -----       ----------    ----------     ----

   Proceeds from mutual fund shares sold ..............        16        7,297,568     7,807,912       29
   Cost of mutual fund shares sold ....................       (21)      (6,755,005)   (8,691,256)     (31)
                                                            -----       ----------    ----------     ----
      Realized gain (loss) on investments .............        (5)         542,563      (883,344)      (2)
   Change in unrealized gain (loss)
      on investments ..................................      (863)         211,701      (424,910)    (388)
                                                            -----       ----------    ----------     ----
      Net gain (loss) on investments ..................      (868)         754,264    (1,308,254)    (390)
                                                            -----       ----------    ----------     ----
   Reinvested capital gains ...........................        --          144,205            --       --
                                                            -----       ----------    ----------     ----
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $(871)       1,367,963    (1,356,214)    (390)
                                                            =====       ==========    ==========     ====

Investment activity:                                      GVITIDCon   GVITIDMod   GVITIDModAgg   GVITIDModCon
                                                          ---------   ---------   ------------   ------------
   Reinvested dividends ...............................      9,189       2,054          472            765
   Mortality and expense risk charges (note 2) ........     (3,772)     (1,153)        (391)          (365)
                                                          --------     -------      -------        -------
      Net investment income (loss) ....................      5,417         901           81            400
                                                          --------     -------      -------        -------

   Proceeds from mutual fund shares sold ..............    165,612      10,409       14,121         23,434
   Cost of mutual fund shares sold ....................   (170,447)    (11,761)     (15,839)       (25,261)
                                                          --------     -------      -------        -------
      Realized gain (loss) on investments .............     (4,835)     (1,352)      (1,718)        (1,827)
   Change in unrealized gain (loss)
      on investments ..................................     (1,395)     (6,688)         193           (815)
                                                          --------     -------      -------        -------
      Net gain (loss) on investments ..................     (6,230)     (8,040)      (1,525)        (2,642)
                                                          --------     -------      -------        -------
   Reinvested capital gains ...........................        338         225          148             72
                                                          --------     -------      -------        -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........       (475)     (6,914)      (1,296)        (2,170)
                                                          ========     =======      =======        =======

Investment activity:                                      GVITIntGro3   GVITMMultiSec     GVITMyMkt    GVITLead3
                                                          -----------   -------------   ------------   ---------
   Reinvested dividends ...............................     $  --            30,575          329,865       703
   Mortality and expense risk charges (note 2) ........       (24)           (7,041)        (398,757)   (1,023)
                                                            -----        ----------     ------------    ------
      Net investment income (loss) ....................       (24)           23,534          (68,892)     (320)
                                                            -----        ----------     ------------    ------

   Proceeds from mutual fund shares sold ..............        48         1,043,572      140,317,930     4,237
   Cost of mutual fund shares sold ....................       (49)       (1,051,548)    (140,325,298)   (4,774)
                                                            -----        ----------     ------------    ------
      Realized gain (loss) on investments .............        (1)           (7,976)          (7,368)     (537)
   Change in unrealized gain (loss)
      on investments ..................................      (370)           10,413             (830)   (1,535)
                                                            -----        ----------     ------------    ------
      Net gain (loss) on investments ..................      (371)            2,437           (8,198)   (2,072)
                                                            -----        ----------     ------------    ------
   Reinvested capital gains ...........................        --                --               --        --
                                                            -----        ----------     ------------    ------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........     $(395)           25,971          (77,090)   (2,392)
                                                            =====        ==========     ============    ======

Investment activity:                                      GVITSmCapGr   GVITSmCapVal  GVITSmComp    GVITSMdCpGr
                                                          -----------   ------------  ----------    -----------
   Reinvested dividends ...............................          --             499            --           --
   Mortality and expense risk charges (note 2) ........      (6,485)       (135,898)     (123,699)      (5,229)
                                                           --------     -----------   -----------     --------
      Net investment income (loss) ....................      (6,485)       (135,399)     (123,699)      (5,229)
                                                           --------     -----------   -----------     --------

   Proceeds from mutual fund shares sold ..............     500,320       8,761,886    15,104,880      380,401
   Cost of mutual fund shares sold ....................    (637,987)    (11,412,446)  (15,740,053)    (597,111)
                                                           --------     -----------   -----------     --------
      Realized gain (loss) on investments .............    (137,667)     (2,650,560)     (635,173)    (216,710)
   Change in unrealized gain (loss)
      on investments ..................................     (60,659)       (692,628)     (830,695)      26,225
                                                           --------     -----------   -----------     --------
      Net gain (loss) on investments ..................    (198,326)     (3,343,188)   (1,465,868)    (190,485)
                                                           --------     -----------   -----------     --------
   Reinvested capital gains ...........................          --         258,966            --           --
                                                           --------     -----------   -----------     --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........    (204,811)     (3,219,621)   (1,589,567)    (195,714)
                                                           ========     ===========   ===========     ========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                       GVITTotRt    GVITTGroFoc    JanCapAp    JanGlTechS2
                                                          -----------   -----------   ----------   -----------
   Reinvested dividends ...............................   $    36,739          --          2,781          --
   Mortality and expense risk charges (note 2) ........       (67,343)       (495)       (14,522)       (177)
                                                          -----------    --------     ----------     -------
      Net investment income (loss) ....................       (30,604)       (495)       (11,741)       (177)
                                                          -----------    --------     ----------     -------

   Proceeds from mutual fund shares sold ..............     5,220,545     261,029        945,533      16,020
   Cost of mutual fund shares sold ....................    (6,083,809)   (256,544)    (1,447,473)    (16,235)
                                                          -----------    --------     ----------     -------
      Realized gain (loss) on investments .............      (863,264)      4,485       (501,940)       (215)
   Change in unrealized gain (loss)
      on investments ..................................       (23,704)    (13,257)       305,437      (5,616)
                                                          -----------    --------     ----------     -------
      Net gain (loss) on investments ..................      (886,968)     (8,772)      (196,503)     (5,831)
                                                          -----------    --------     ----------     -------
   Reinvested capital gains ...........................            --          --             --          --
                                                          -----------    --------     ----------     -------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  (917,572)     (9,267)      (208,244)     (6,008)
                                                          ===========    ========     ==========     =======

Investment activity:                                      JanGlTech   JanIntGroS2    JanIntGro    NBAMTGro
                                                          ---------   -----------   ----------   ----------
   Reinvested dividends ...............................         --           143         3,075           --
   Mortality and expense risk charges (note 2) ........     (3,703)       (1,098)       (8,646)     (23,283)
                                                          --------      --------    ----------   ----------
      Net investment income (loss) ....................     (3,703)         (955)       (5,571)     (23,283)
                                                          --------      --------    ----------   ----------

   Proceeds from mutual fund shares sold ..............    360,291       142,858     2,969,765    1,170,657
   Cost of mutual fund shares sold ....................   (564,059)     (165,154)   (3,010,465)  (1,604,717)
                                                          --------      --------    ----------   ----------
      Realized gain (loss) on investments .............   (203,768)      (22,296)      (40,700)    (434,060)
   Change in unrealized gain (loss)
      on investments ..................................     55,999        (6,311)     (111,669)    (202,855)
                                                          --------      --------    ----------   ----------
      Net gain (loss) on investments ..................   (147,769)      (28,607)     (152,369)    (636,915)
                                                          --------      --------    ----------   ----------
   Reinvested capital gains ...........................         --            --            --           --
                                                          --------      --------    ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   (151,472)      (29,562)     (157,940)    (660,198)
                                                          ========      ========    ==========   ==========

Investment activity:                                      NBAMTGuard    NBAMTLMat    NBAMTPart    OppAggGro
                                                          ----------   ----------   ----------   ----------
   Reinvested dividends ...............................   $    8,724      282,470       29,181        3,469
   Mortality and expense risk charges (note 2) ........      (14,606)     (95,202)     (66,136)      (5,038)
                                                          ----------   ----------   ----------   ----------
      Net investment income (loss) ....................       (5,882)     187,268      (36,955)      (1,569)
                                                          ----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold ..............    4,030,085    3,386,322    2,527,088    3,705,627
   Cost of mutual fund shares sold ....................   (4,290,742)  (3,356,328)  (2,857,727)  (3,802,642)
                                                          ----------   ----------   ----------   ----------
      Realized gain (loss) on investments .............     (260,657)      29,994     (330,639)     (97,015)
   Change in unrealized gain (loss)
      on investments ..................................      (32,339)      31,161     (900,671)     (16,693)
                                                          ----------   ----------   ----------   ----------
      Net gain (loss) on investments ..................     (292,996)      61,155   (1,231,310)    (113,708)
                                                          ----------   ----------   ----------   ----------
   Reinvested capital gains ...........................           --           --           --           --
                                                          ----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $ (298,878)     248,423   (1,268,265)    (115,277)
                                                          ==========   ==========   ==========   ==========

Investment activity:                                       OppBdFd      OppCapAp     OppGlSec     OppMSGrInc
                                                          ----------   ----------   -----------   ----------
   Reinvested dividends ...............................      721,768       36,635        43,300       4,915
   Mortality and expense risk charges (note 2) ........     (131,648)     (75,142)     (118,576)     (9,762)
                                                          ----------   ----------   -----------    --------
      Net investment income (loss) ....................      590,120      (38,507)      (75,276)     (4,847)
                                                          ----------   ----------   -----------    --------

   Proceeds from mutual fund shares sold ..............    5,113,776    5,401,997    15,050,950     435,098
   Cost of mutual fund shares sold ....................   (5,290,882)  (7,447,795)  (16,984,509)   (540,801)
                                                          ----------   ----------   -----------    --------
      Realized gain (loss) on investments .............     (177,106)  (2,045,798)   (1,933,559)   (105,703)
   Change in unrealized gain (loss)
      on investments ..................................      178,833      142,618       (28,290)    (35,420)
                                                          ----------   ----------   -----------    --------
      Net gain (loss) on investments ..................        1,727   (1,903,180)   (1,961,849)   (141,123)
                                                          ----------   ----------   -----------    --------
   Reinvested capital gains ...........................           --           --            --          --
                                                          ----------   ----------   -----------    --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      591,847   (1,941,687)   (2,037,125)   (145,970)
                                                          ==========   ==========   ===========    ========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2002

Investment activity:                                       OppMultStr     StOpp2       StDisc2    StIntStk2
                                                          -----------   -----------   --------   ----------
   Reinvested dividends ...............................   $   121,591        18,747         --        9,058
   Mortality and expense risk charges (note 2) ........       (47,402)     (100,469)   (16,646)      (4,236)
                                                          -----------   -----------   --------   ----------
      Net investment income (loss) ....................        74,189       (81,722)   (16,646)       4,822
                                                          -----------   -----------   --------   ----------

   Proceeds from mutual fund shares sold ..............       998,785    10,146,254    554,631    1,025,486
   Cost of mutual fund shares sold ....................    (1,200,295)  (13,072,582)  (636,941)  (1,028,471)
                                                          -----------   -----------   --------   ----------
      Realized gain (loss) on investments .............      (201,510)   (2,926,328)   (82,310)      (2,985)
   Change in unrealized gain (loss)
      on investments ..................................      (362,880)      438,124    (15,012)     (87,872)
                                                          -----------   -----------   --------   ----------
      Net gain (loss) on investments ..................      (564,390)   (2,488,204)   (97,322)     (90,857)
                                                          -----------   -----------   --------   ----------
   Reinvested capital gains ...........................        50,467        95,855         --           --
                                                          -----------   -----------   --------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  (439,734)   (2,474,071)  (113,968)     (86,035)
                                                          ===========   ===========   ========   ==========

Investment activity:                                       VEWrldBd    VEWrldEMkt   VEWrldHAs   VKEmMkt
                                                          ----------   ----------   ---------   --------
   Reinvested dividends ...............................           --       1,449       3,015      26,829
   Mortality and expense risk charges (note 2) ........      (14,173)    (10,215)     (8,458)     (5,160)
                                                          ----------    ---------   ---------   --------
      Net investment income (loss) ....................      (14,173)     (8,766)     (5,443)     21,669
                                                          ----------    ---------   ---------   --------

   Proceeds from mutual fund shares sold ..............    1,248,344     733,263     271,950     238,909
   Cost of mutual fund shares sold ....................   (1,159,549)   (619,348)   (284,883)   (238,820)
                                                          ----------    ---------   ---------   --------
      Realized gain (loss) on investments .............       88,795     113,915     (12,933)         89
   Change in unrealized gain (loss)
      on investments ..................................       92,068    (125,217)      1,670       1,961
                                                          ----------    ---------   ---------   --------
      Net gain (loss) on investments ..................      180,863     (11,302)    (11,263)      2,050
                                                          ----------    ---------   ---------   --------
   Reinvested capital gains ...........................           --           --          --         --
                                                          ----------    ---------   ---------   --------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........      166,690     (20,068)    (16,706)     23,719
                                                          ==========    =========   =========   ========

Investment activity:                                      VKUSRealEst
                                                          -----------
   Reinvested dividends ...............................   $   114,113
   Mortality and expense risk charges (note 2) ........       (63,275)
                                                          -----------
      Net investment income (loss) ....................        50,838
                                                          -----------

   Proceeds from mutual fund shares sold ..............     5,395,885
   Cost of mutual fund shares sold ....................    (5,287,771)
                                                          -----------
      Realized gain (loss) on investments .............       108,114
   Change in unrealized gain (loss)
      on investments ..................................      (391,357)
                                                          -----------
      Net gain (loss) on investments ..................      (283,243)
                                                          -----------
   Reinvested capital gains ...........................        91,677
                                                          -----------
         Net increase (decrease) in contract owners'
            equity resulting from operations ..........   $  (140,728)
                                                          ===========

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                         Total                     ACVPBal
                                             ----------------------------   ---------------------
Investment activity:                             2002            2001          2002       2001
                                             -------------   ------------   ---------   ---------
   Net investment income (loss) ..........   $   1,035,705      2,632,355      35,793      45,374
   Realized gain (loss) on investments ...     (39,083,186)   (76,613,599)   (144,571)   (196,201)
   Change in unrealized gain (loss)
      on investments .....................      (7,165,923)    17,962,304    (168,973)   (117,766)
   Reinvested capital gains ..............       1,630,657     16,652,215          --     103,922
                                             -------------   ------------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (43,582,747)   (39,366,725)   (277,751)   (164,671)
                                             -------------   ------------   ---------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       3,008,251      4,146,300       2,100         848
   Transfers between funds ...............              --             --    (178,577)    (44,897)
   Redemptions (note 3) ..................     (71,747,503)   (71,545,944)   (346,877)   (423,611)
   Annuity benefits ......................         (27,824)       (24,955)         --          --
   Adjustments to maintain reserves ......         (14,181)       198,333         (17)        (50)
                                             -------------   ------------   ---------   ---------
         Net equity transactions .........     (68,781,257)   (67,226,266)   (523,371)   (467,710)
                                             -------------   ------------   ---------   ---------

Net change in contract owners' equity ....    (112,364,004)  (106,592,991)   (801,122)   (632,381)
Contract owners' equity beginning
   of period .............................     322,158,316    428,751,307   2,730,119   3,362,500
                                             -------------   ------------   ---------   ---------
Contract owners' equity end of period ....   $ 209,794,312    322,158,316   1,928,997   2,730,119
                                             =============   ============   =========   =========
CHANGES IN UNITS:
   Beginning units .......................      23,359,249     27,612,817     194,967     228,249
                                             -------------   ------------   ---------   ---------
   Units purchased .......................       2,760,191      1,883,085         162          60
   Units redeemed ........................      (8,551,852)    (6,136,653)    (40,572)    (33,342)
                                             -------------   ------------   ---------   ---------
   Ending units ..........................      17,567,588     23,359,249     154,557     194,967
                                             =============   ============   =========   =========

                                                    ACVPCapAp                 ACVPIncGr
                                             -----------------------   ----------------------
Investment activity:                            2002         2001         2002         2001
                                             ----------   ----------   ----------   ---------
   Net investment income (loss) ..........      (23,184)     (45,136)     (10,809)    (27,977)
   Realized gain (loss) on investments ...   (1,241,255)  (1,768,350)    (662,924)   (549,669)
   Change in unrealized gain (loss)
      on investments .....................      853,718     (882,552)    (302,930)    367,377
   Reinvested capital gains ..............           --    1,361,177           --          --
                                             ----------   ----------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (410,721)  (1,334,861)    (976,663)   (210,269)
                                             ----------   ----------   ----------   ---------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        5,203        6,575       11,878      26,560
   Transfers between funds ...............     (615,442)    (964,567)    (724,481)  1,355,898
   Redemptions (note 3) ..................     (352,738)    (476,211)    (491,121)   (537,572)
   Annuity benefits ......................           --           --           --          --
   Adjustments to maintain reserves ......          (35)        (162)         (71)        124
                                             ----------   ----------   ----------   ---------
         Net equity transactions .........     (963,012)  (1,434,365)  (1,203,795)    845,010
                                             ----------   ----------   ----------   ---------

Net change in contract owners' equity ....   (1,373,733)  (2,769,226)  (2,180,458)    634,741
Contract owners' equity beginning
   of period .............................    2,335,899    5,105,125    5,165,055   4,530,314
                                             ----------   ----------   ----------   ---------
Contract owners' equity end of period ....      962,166    2,335,899    2,984,597   5,165,055
                                             ==========   ==========   ==========   =========
CHANGES IN UNITS:
   Beginning units .......................      219,542      340,106      516,121     408,827
                                             ----------   ----------   ----------   ---------
   Units purchased .......................          557          553        1,389     137,334
   Units redeemed ........................     (103,648)    (121,117)    (142,173)    (30,040)
                                             ----------   ----------   ----------   ---------
   Ending units ..........................      116,451      219,542      375,337     516,121
                                             ==========   ==========   ==========   =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      ACVPInt                ACVPInt3         ACVPUltra            ACVPVal
                                             ------------------------   ----------------   --------------   -----------------------
Investment activity:                            2002          2001        2002      2001    2002     2001      2002         2001
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
   Net investment income (loss) ..........   $   (19,135)    (196,840)    (17,133)   --        (97)   --       (48,716)     (71,859)
   Realized gain (loss) on investments ...      (513,924)  (5,665,518)    (42,211)   --       (419)   --      (493,184)     517,366
   Change in unrealized gain (loss)
      on investments .....................      (711,556)    (274,626)   (326,187)   --     (2,204)   --    (1,560,496)     490,624
   Reinvested capital gains ..............            --    1,431,266          --    --         --    --       546,450           --
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (1,244,615)  (4,705,718)   (385,531)   --     (2,720)   --    (1,555,946)     936,131
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        14,613      734,580      51,255    --      2,700    --        60,563       37,470
   Transfers between funds ...............    (5,080,746)  (3,464,901)  2,666,093    --    103,871    --      (238,401)   6,622,501
   Redemptions (note 3) ..................      (908,509)  (1,523,316)   (161,945)   --       (179)   --    (1,333,365)    (575,980)
   Annuity benefits ......................        (2,637)      (3,480)         --    --         --    --        (1,892)      (1,974)
   Adjustments to maintain reserves ......       (28,037)       5,894      26,875    --          2    --        (2,031)       2,533
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
         Net equity transactions .........    (6,005,316)  (4,251,223)  2,582,278    --    106,394    --    (1,515,126)   6,084,550
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------

Net change in contract owners' equity ....    (7,249,931)  (8,956,941)  2,196,747    --    103,674    --    (3,071,072)   7,020,681
Contract owners' equity beginning
   of period .............................     9,804,440   18,761,381          --    --         --    --    10,162,658    3,141,977
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
Contract owners' equity end of period ....   $ 2,554,509    9,804,440   2,196,747    --    103,674    --     7,091,586   10,162,658
                                             ===========   ==========   =========   ====   =======   ====   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................       694,788      927,817          --    --         --    --       616,782      211,784
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
   Units purchased .......................         1,135       40,243     288,730    --     13,046    --         4,679      437,236
   Units redeemed ........................      (465,312)    (273,272)    (15,375)   --        (22)   --      (121,437)     (32,238)
                                             -----------   ----------   ---------   ----   -------   ----   ----------   ----------
   Ending units ..........................       230,611      694,788     273,355    --     13,024    --       500,024      616,782
                                             ===========   ==========   =========   ====   =======   ====   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    CSGPVen                CSIntFoc                  CSSmCapGr
                                             ---------------------   ----------------------   -----------------------
Investment activity:                            2002       2001        2002         2001         2002         2001
                                             ---------   ---------   ---------   ----------   ----------   ----------
   Net investment income (loss) ..........   $  (4,292)     (9,296)    (21,076)     (65,118)     (39,306)     (61,365)
   Realized gain (loss) on investments ...    (301,813)   (423,690)     63,773      240,251   (2,208,408)  (2,387,644)
   Change in unrealized gain (loss)
      on investments .....................     181,321     169,156    (276,266)     343,388    1,022,931    1,411,793
   Reinvested capital gains ..............          --          --          --           --           --           --
                                             ---------   ---------   ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (124,784)   (263,830)   (233,569)     518,521   (1,224,783)  (1,037,216)
                                             ---------   ---------   ---------   ----------   ----------   ----------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       4,868       2,190      29,353      671,059       31,940       24,765
   Transfers between funds ...............    (143,321)   (339,460)   (482,028)  (2,346,260)    (271,827)    (661,206)
   Redemptions (note 3) ..................     (33,364)    (50,104)   (255,008)    (322,362)    (512,024)    (624,913)
   Annuity benefits ......................          --          --          --           --           --           --
   Adjustments to maintain reserves ......          67         (23)    (13,153)         (64)         (52)        (161)
                                             ---------   ---------   ---------   ----------   ----------   ----------
         Net equity transactions .........    (171,750)   (387,397)   (720,836)  (1,997,627)    (751,963)  (1,261,515)
                                             ---------   ---------   ---------   ----------   ----------   ----------

Net change in contract owners' equity ....    (296,534)   (651,227)   (954,405)  (1,479,106)  (1,976,746)  (2,298,731)
Contract owners' equity beginning
   of period .............................     455,775   1,107,002   1,806,919    3,286,025    3,873,879    6,172,610
                                             ---------   ---------   ---------   ----------   ----------   ----------
Contract owners' equity end of period ....   $ 159,241     455,775     852,514    1,806,919    1,897,133    3,873,879
                                             =========   =========   =========   ==========   ==========   ==========
CHANGES IN UNITS:
   Beginning units .......................      42,254      72,170     204,407      284,709      284,014      374,546
                                             ---------   ---------   ---------   ----------   ----------   ----------
   Units purchased .......................         553         169       3,411       26,977        3,023        1,777
   Units redeemed ........................     (20,055)    (30,085)    (85,637)    (107,279)     (74,185)     (92,309)
                                             ---------   ---------   ---------   ----------   ----------   ----------
   Ending units ..........................      22,752      42,254     122,181      204,407      212,852      284,014
                                             =========   =========   =========   ==========   ==========   ==========

                                              DrySmCapIxS
                                             -------------
Investment activity:                          2002    2001
                                             ------   ----
   Net investment income (loss) ..........     (161)    --
   Realized gain (loss) on investments ...     (304)    --
   Change in unrealized gain (loss)
      on investments .....................   (1,197)    --
   Reinvested capital gains ..............       --     --
                                             ------    ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................   (1,662)    --
                                             ------    ---
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       --     --
   Transfers between funds ...............   34,578     --
   Redemptions (note 3) ..................       --     --
   Annuity benefits ......................       --     --
   Adjustments to maintain reserves ......       (6)    --
                                             ------    ---
         Net equity transactions .........   34,572     --
                                             ------    ---

Net change in contract owners' equity ....   32,910     --
Contract owners' equity beginning
   of period .............................       --     --
                                             ------    ---
Contract owners' equity end of period ....   32,910     --
                                             ======    ===

CHANGES IN UNITS:
   Beginning units .......................       --     --
                                             ------    ---
   Units purchased .......................    4,330     --
   Units redeemed ........................       --     --
                                             ------    ---
   Ending units ..........................    4,330     --
                                             ======    ===

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     DrySRGro                    DryStkIx                 DryVIFApp
                                             ------------------------   -------------------------   ---------------------
Investment activity:                             2002         2001         2002         2001          2002        2001
                                             -----------   ----------   -----------   -----------   ---------   ---------
   Net investment income (loss) ..........   $   (22,681)     (54,644)      (39,314)     (159,210)     (2,588)    (18,355)
   Realized gain (loss) on investments ...      (897,170)    (412,247)   (5,775,184)   (8,288,116)   (456,127)   (163,522)
   Change in unrealized gain (loss)
      on investments .....................       281,880     (682,377)     (504,651)    2,430,683    (132,147)   (166,471)
   Reinvested capital gains ..............            --           --            --       157,602          --          --
                                             -----------   ----------   -----------   -----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (637,971)  (1,149,268)   (6,319,149)   (5,859,041)   (590,862)   (348,348)
                                             -----------   ----------   -----------   -----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        36,767       45,345       221,362       222,884      26,484      31,090
   Transfers between funds ...............      (511,019)  (1,083,819)   (4,120,591)   (6,579,222)  1,386,739     121,854
   Redemptions (note 3) ..................      (369,667)    (531,756)   (3,701,338)   (7,713,402)   (495,780)   (275,336)
   Annuity benefits ......................            --           --        (3,492)           --          --          --
   Adjustments to maintain reserves ......             1         (179)      (11,167)       (1,164)    (14,676)        (73)
                                             -----------   ----------   -----------   -----------   ---------   ---------
         Net equity transactions .........      (843,918)  (1,570,409)   (7,615,226)  (14,070,904)    902,767    (122,465)
                                             -----------   ----------   -----------   -----------   ---------   ---------

Net change in contract owners' equity ....    (1,481,889)  (2,719,677)  (13,934,375)  (19,929,945)    311,905    (470,813)
Contract owners' equity beginning
   of period .............................     2,606,712    5,326,389    29,777,807    49,707,752   2,851,828   3,322,641
                                             -----------   ----------   -----------   -----------   ---------   ---------
Contract owners' equity end of period ....   $ 1,124,823    2,606,712    15,843,432    29,777,807   3,163,733   2,851,828
                                             ===========   ==========   ===========   ===========   =========   =========
CHANGES IN UNITS:
   Beginning units .......................       165,168      257,488     1,679,514     2,426,164     227,008     236,364
                                             -----------   ----------   -----------   -----------   ---------   ---------
   Units purchased .......................         2,761        2,666        14,899        11,828     100,551      11,691
   Units redeemed ........................       (66,145)     (94,986)     (526,471)     (758,478)    (20,730)    (21,047)
                                             -----------   ----------   -----------   -----------   ---------   ---------
   Ending units ..........................       101,784      165,168     1,167,942     1,679,514     306,829     227,008
                                             ===========   ==========   ===========   ===========   =========   =========

                                                  DryVIFGrInc
                                             ----------------------
Investment activity:                            2002        2001
                                             ----------   ---------
   Net investment income (loss) ..........      (17,635)    (25,508)
   Realized gain (loss) on investments ...     (470,309)     14,065
   Change in unrealized gain (loss)
      on investments .....................     (151,736)   (236,441)
   Reinvested capital gains ..............           --      40,148
                                             ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (639,680)   (207,736)
                                             ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........        9,672      14,123
   Transfers between funds ...............      (97,754)    (48,108)
   Redemptions (note 3) ..................     (414,354)   (252,718)
   Annuity benefits ......................           --          --
   Adjustments to maintain reserves ......          (40)        (64)
                                             ----------   ---------
         Net equity transactions .........     (502,476)   (286,767)
                                             ----------   ---------

Net change in contract owners' equity ....   (1,142,156)   (494,503)
Contract owners' equity beginning
   of period .............................    2,489,768   2,984,271
                                             ----------   ---------
Contract owners' equity end of period ....    1,347,612   2,489,768
                                             ==========   =========
CHANGES IN UNITS:
   Beginning units .......................      194,920     216,765
                                             ----------   ---------
   Units purchased .......................          992       1,076
   Units redeemed ........................      (52,542)    (22,921)
                                             ----------   ---------
   Ending units ..........................      143,370     194,920
                                             ==========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 FedQualBd              FidVIPEI
                                             -----------------   -----------------------
Investment activity:                            2002      2001      2002         2001
                                             ----------   ----   ----------   ----------
   Net investment income (loss) ..........   $  (15,071)   --        64,256       75,116
   Realized gain (loss) on investments ...        5,299    --    (1,492,893)     (79,625)
   Change in unrealized gain (loss)
      on investments .....................      130,256    --    (2,349,340)  (2,754,123)
   Reinvested capital gains ..............           --    --       419,813    1,112,215
                                             ----------   ---    ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      120,484    --    (3,358,164)  (1,646,417)
                                             ----------   ---    ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........          (27)   --       167,108       70,352
   Transfers between funds ...............    2,644,028    --      (429,099)    (145,082)
   Redemptions (note 3) ..................     (144,351)   --    (2,579,221)  (2,710,752)
   Annuity benefits ......................           --    --        (2,486)      (2,887)
   Adjustments to maintain reserves ......          (31)   --       (17,091)       3,728
                                             ----------   ---    ----------   ----------
      Net equity transactions ............    2,499,619    --    (2,860,789)  (2,784,641)
                                             ----------   ---    ----------   ----------

Net change in contract owners' equity ....    2,620,103    --    (6,218,953)  (4,431,058)
Contract owners' equity beginning
   of period .............................           --    --    19,763,212   24,194,270
                                             ----------   ---    ----------   ----------
Contract owners' equity end of period ....   $2,620,103    --    13,544,259   19,763,212
                                             ==========   ===    ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................           --    --     1,237,868    1,419,162
                                             ----------   ---    ----------   ----------
   Units purchased .......................      258,078    --        11,837        4,579
   Units redeemed ........................      (12,703)   --      (213,087)    (185,873)
                                             ----------   ---    ----------   ----------
   Ending units ..........................      245,375    --     1,036,618    1,237,868
                                             ==========   ===    ==========   ==========

                                                      FidVIPGr                  FidVIPHI
                                             -------------------------   -----------------------
Investment activity:                             2002          2001         2002         2001
                                             -----------   -----------   ----------   ----------
   Net investment income (loss) ..........      (184,578)     (383,880)     654,569    1,614,989
   Realized gain (loss) on investments ...    (4,349,517)  (13,115,906)    (699,882)  (5,059,363)
   Change in unrealized gain (loss)
      on investments .....................    (1,773,662)    4,337,655      333,332    2,150,321
   Reinvested capital gains ..............            --     2,506,352           --           --
                                             -----------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (6,307,757)   (6,655,779)     288,019   (1,294,053)
                                             -----------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       181,258       136,721       94,046       87,802
   Transfers between funds ...............    (2,112,775)   (6,079,553)  (1,879,808)     671,472
   Redemptions (note 3) ..................    (2,332,676)   (6,384,108)    (976,250)  (1,486,479)
   Annuity benefits ......................        (6,557)       (4,258)          --           --
   Adjustments to maintain reserves ......       (11,500)          537            2          (96)
                                             -----------   -----------   ----------   ----------
      Net equity transactions ............    (4,282,250)  (12,330,661)  (2,762,010)    (727,301)
                                             -----------   -----------   ----------   ----------

Net change in contract owners' equity ....   (10,590,007)  (18,986,440)  (2,473,991)  (2,021,354)
Contract owners' equity beginning
   of period .............................    21,677,134    40,663,574   10,315,674   12,337,028
                                             -----------   -----------   ----------   ----------
Contract owners' equity end of period ....    11,087,127    21,677,134    7,841,683   10,315,674
                                             ===========   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .......................     1,214,827     1,849,241    1,214,161    1,263,020
                                             -----------   -----------   ----------   ----------
   Units purchased .......................        13,290         7,036       10,514       51,014
   Units redeemed ........................      (325,936)     (641,450)    (319,300)     (99,873)
                                             -----------   -----------   ----------   ----------
   Ending units ..........................       902,181     1,214,827      905,375    1,214,161
                                             ===========   ===========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     FidVIPOv             FidVIPOvR
                                             ------------------------   --------------
Investment activity:                            2002          2001       2002     2001
                                             -----------   ----------   -------   ----
   Net investment income (loss) ..........   $   (13,288)     384,517    (1,516)   --
   Realized gain (loss) on investments ...       (19,941)  (1,787,082)   (9,877)   --
   Change in unrealized gain (loss)
      on investments .....................      (371,513)     (95,078)  (28,691)   --
   Reinvested capital gains ..............            --      735,958        --    --
                                             -----------   ----------   -------   ---
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................      (404,742)    (761,685)  (40,084)   --
                                             -----------   ----------   -------   ---

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........         8,092      671,445    28,052    --
   Transfers between funds ...............      (557,632)  (2,415,285)  254,251    --
   Redemptions (note 3) ..................      (215,071)    (698,803)  (25,965)   --
   Annuity benefits ......................            --           --        --    --
   Adjustments to maintain reserves ......         1,276         (279)       94    --
                                             -----------   ----------   -------   ---
      Net equity transactions ............      (763,335)  (2,442,922)  256,432    --
                                             -----------   ----------   -------   ---

Net change in contract owners' equity ....    (1,168,077)  (3,204,607)  216,348    --
Contract owners' equity beginning
   of period .............................     2,655,344    5,859,951        --    --
                                             -----------   ----------   -------   ---
Contract owners' equity end of period ....   $ 1,487,267    2,655,344   216,348    --
                                             ===========   ==========   =======   ===

CHANGES IN UNITS:
   Beginning units .......................       228,754      392,157        --    --
                                             -----------   ----------   -------   ---
   Units purchased .......................           695       44,917    30,354    --
   Units redeemed ........................       (66,362)    (208,320)   (2,358)   --
                                             -----------   ----------   -------   ---
   Ending units ..........................       163,087      228,754    27,996    --
                                             ===========   ==========   =======   ===

                                                     FidVIPAM                  FidVIPCon
                                             -----------------------   -------------------------
Investment activity:                            2002         2001         2002           2001
                                             ----------   ----------   -----------   -----------
   Net investment income (loss) ..........      175,847      246,769       (85,770)     (115,301)
   Realized gain (loss) on investments ...     (728,258)    (354,587)   (3,929,798)   (2,733,093)
   Change in unrealized gain (loss)
      on investments .....................     (170,218)    (550,616)    2,316,933    (1,174,483)
   Reinvested capital gains ..............           --      136,717            --       627,856
                                             ----------   ----------   -----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (722,629)    (521,717)   (1,698,635)   (3,395,021)
                                             ----------   ----------   -----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      132,155       76,722       192,396       123,651
   Transfers between funds ...............     (607,646)    (273,105)     (780,024)   (1,503,208)
   Redemptions (note 3) ..................     (862,749)  (1,258,436)   (2,546,595)   (2,873,746)
   Annuity benefits ......................           --           --          (693)         (765)
   Adjustments to maintain reserves ......          (64)        (118)         (852)        5,099
                                             ----------   ----------   -----------   -----------
      Net equity transactions ............   (1,338,304)  (1,454,937)   (3,135,768)   (4,248,969)
                                             ----------   ----------   -----------   -----------

Net change in contract owners' equity ....   (2,060,933)  (1,976,654)  (4,834,403)    (7,643,990)
Contract owners' equity beginning
   of period .............................    7,281,552    9,258,206    17,720,838    25,364,828
                                             ----------   ----------   -----------   -----------
Contract owners' equity end of period ....    5,220,619    7,281,552    12,886,435    17,720,838
                                             ==========   ==========   ===========   ===========

CHANGES IN UNITS:
   Beginning units .......................      499,835      600,637       981,897     1,215,342
                                             ----------   ----------   -----------   -----------
   Units purchased .......................       10,016        5,316        11,210         6,787
   Units redeemed ........................     (111,438)    (106,118)     (193,822)     (240,232)
                                             ----------   ----------   -----------   -----------
   Ending units ..........................      398,413      499,835       799,285       981,897
                                             ==========   ==========   ===========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                    FidVIPGrOp           FidVIPVaIS         GVITDMidCapI          GVITEmMrkts
                                             ------------------------   ------------   ---------------------   -----------------
                                                2002          2001       2002   2001      2002        2001       2002      2001
                                             ----------   -----------   -----   ----   ---------   ---------   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   21,414       (96,063)    (32)   --      (22,878)     (8,753)   (1,062)     (250)
   Realized gain (loss) on investments         (770,516)   (3,141,313)   (328)   --      (26,928)   (145,369)   (6,321)  (27,423)
   Change in unrealized gain (loss)
      on investments .....................     (194,178)    1,127,273     183    --     (368,975)     77,647    (3,707)    1,110
   Reinvested capital gains ..............           --            --      --    --       22,441      11,715        --        --
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (943,280)   (2,110,103)   (177)   --     (396,340)    (64,760)  (11,090)  (26,563)
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       56,621        17,466      --    --       39,721      27,669       150       100
   Transfers between funds ...............   (2,912,834)   (3,376,259)  7,400    --    2,177,374   1,042,950     8,281   115,623
   Redemptions (note 3) ..................     (511,410)   (5,239,612)     --    --     (318,990)    (73,685)  (75,873)   (3,514)
   Annuity benefits ......................           --            --      --    --           --          --        --        --
   Adjustments to maintain reserves ......         (773)        6,886      (2)   --         (707)        (30)       46        (4)
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
         Net equity transactions .........   (3,368,396)   (8,591,519)  7,398    --    1,897,398     996,904   (67,396)  112,205
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
Net change in contract owners' equity        (4,311,676)  (10,701,622)  7,221    --    1,501,058     932,144   (78,486)   85,642
Contract owners' equity beginning
   of period .............................    6,178,511    16,880,133      --    --    1,553,813     621,669    85,642        --
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
Contract owners' equity end of period        $1,866,835     6,178,511   7,221    --    3,054,871   1,553,813     7,156    85,642
                                             ==========   ===========   =====   ===    =========   =========   =======   =======

CHANGES IN UNITS:
   Beginning units .......................      650,185     1,497,995      --    --      153,386      59,684    10,558        --
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
   Units purchased .......................        6,643         1,722     971    --      234,063      99,736     1,188    10,869
   Units redeemed ........................     (401,762)     (849,532)     --    --      (26,151)     (6,034)  (10,690)     (311)
                                             ----------   -----------   -----   ---    ---------   ---------   -------   -------
   Ending units ..........................      255,066       650,185     971    --      361,298     153,386     1,056    10,558
                                             ==========   ===========   =====   ===    =========   =========   =======   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITEmMrkts3      GVITGIFin3     GVITGIHIth3       GVITGITech
                                             --------------   -------------   -------------   -----------------
                                               2002    2001    2002    2001    2002    2001     2002      2001
                                             -------   ----   ------   ----   ------   ----   -------   -------
Investment activity:
   Net investment income (loss) ..........   $   (64)   --       (53)   --       (67)   --        (75)     (261)
   Realized gain (loss) on investments ...      (939)   --        (9)   --       (16)   --     (5,326)  (12,186)
   Change in unrealized gain (loss)
      on investments .....................      (711)   --       109    --      (615)   --     (2,097)    1,458
   Reinvested capital gains ..............        --    --        --    --        --    --         --        --
                                             -------   ---    ------   ---    ------   ---    -------   -------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................    (1,714)   --        47    --      (698)   --     (7,498)  (10,989)
                                             -------   ---    ------   ---    ------   ---    -------   -------

Equity transactions:
   Purchase payments received from
      contract owner (note 3)                     --    --        --    --        --    --         --
   Transfers between funds ...............    16,473    --    14,071    --    14,071    --     (8,964)   18,698
   Redemptions (note 3) ..................    (2,685)   --      (535)   --      (529)   --       (256)      (51)
   Annuity benefits ......................        --    --        --    --        --    --         --        --
   Adjustments to maintain reserves ......        (2)   --        (4)   --        (2)   --         24      (236)
                                             -------   ---    ------   ---    ------   ---    -------   -------
         Net equity transactions .........    13,786    --    13,532    --    13,540    --     (9,196)   18,411
                                             -------   ---    ------   ---    ------   ---    -------   -------

Net change in contract owners' equity ....    12,072    --    13,579    --    12,842    --    (16,694)    7,422
Contract owners' equity beginning
   of period .............................        --    --        --    --        --    --     20,116    12,694
                                             -------   ---    ------   ---    ------   ---    -------   -------
Contract owners' equity end of period ....   $12,072    --    13,579    --    12,842    --      3,422    20,116
                                             =======   ===    ======   ===    ======   ===    =======   =======

CHANGES IN UNITS:
   Beginning units .......................        --    --        --    --        --    --      5,944     2,117
                                             -------   ---    ------   ---    ------   ---    -------   -------
   Units purchased .......................     1,836    --     1,641    --     1,609    --         --     3,837
   Units redeemed ........................      (226)   --       (58)   --       (56)   --     (4,151)      (10)
                                             -------   ---    ------   ---    ------   ---    -------   -------
   Ending units ..........................     1,610    --     1,583    --     1,553    --      1,793     5,944
                                             =======   ===    ======   ===    ======   ===    =======   =======

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITGlTech3           GVITGvtBd                 GVITGrowth           GVITIDAgg
                                             -------------   -----------------------   -----------------------   ------------
                                              2002    2001      2002         2001         2002         2001       2002   2001
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----
Investment activity:
   Net investment income (loss) ..........   $   (3)   --       469,494      504,747      (47,960)     (94,790)     --    --
   Realized gain (loss) on investments ...       (5)   --       542,563      552,889     (883,344)  (6,812,799)     (2)   --
   Change in unrealized gain (loss)
      on investments .....................     (863)   --       211,701     (290,709)    (424,910)   4,319,664    (388)   --
   Reinvested capital gains ..............       --    --       144,205       18,959           --           --      --    --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----

      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................     (871)   --     1,367,963      785,886   (1,356,214)  (2,587,925)   (390)   --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       --    --       158,123      105,277       84,595       17,202      --    --
   Transfers between funds ...............    5,150    --     6,330,077    1,751,947     (704,623)  (2,610,811)  7,182    --
   Redemptions (note 3) ..................       --    --    (3,192,561)  (2,166,827)    (681,463)  (3,083,840)     --    --
   Annuity benefits ......................       --    --            --           --           --           --      --    --
   Adjustments to maintain reserves ......       --    --           (89)         111         (779)        (379)     (3)   --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----
      Net equity transactions ............    5,150    --     3,295,550     (309,492)  (1,302,270)  (5,677,828)  7,179    --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----

Net change in contract owners' equity ....    4,279    --     4,663,513      476,394   (2,658,484)  (8,265,753)  6,789    --
Contract owners' equity beginning
   of period .............................       --    --    14,068,275   13,591,881    4,156,758   12,422,511      --    --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----
Contract owners' equity end of period ....   $4,279    --    18,731,788   14,068,275    1,498,274    4,156,758   6,789    --
                                             ======   ====   ==========   ==========   ==========   ==========   =====   ====

CHANGES IN UNITS:
   Beginning units .......................       --    --     1,059,220    1,081,594      390,499      826,421      --    --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----
   Units purchased .......................      601    --       306,168      134,216       12,358        1,321     826    --
   Units redeemed ........................       --    --       (75,929)    (156,590)    (202,479)    (437,243)     --    --
                                             ------   ----   ----------   ----------   ----------   ----------   -----   ----
   Ending units ..........................      601    --     1,289,459    1,059,220      200,378      390,499     826    --
                                             ======   ====   ==========   ==========   ==========   ==========   =====   ====

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                GVITIDCon         GVITIDMod      GVITIDModAgg     GVITIDModCon
                                             ---------------   --------------   --------------   --------------
                                               2002     2001     2002    2001     2002    2001     2002    2001
                                             --------   ----   -------   ----   -------   ----   -------   ----
Investment activity:
   Net investment income (loss) ..........   $  5,417    --        901    --         81    --        400    --
   Realized gain (loss) on investments ...     (4,835)   --     (1,352)   --     (1,718)   --     (1,827)   --
   Change in unrealized gain (loss)
      on investments .....................     (1,395)   --     (6,688)   --        193    --       (815)   --
   Reinvested capital gains ..............        338    --        225    --        148    --         72    --
                                             --------   ----   -------   ----   -------   ----   -------   ----
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ......................       (475)   --     (6,914)   --     (1,296)   --     (2,170)   --
                                             --------   ----   -------   ----   -------   ----   -------   ----

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........      5,000    --     12,953    --         --    --      4,900    --
   Transfers between funds ...............    770,497    --    275,529    --    100,440    --     81,084    --
   Redemptions (note 3) ..................    (83,062)   --       (579)   --       (302)   --    (19,910)   --
   Annuity benefits ......................         --    --         --    --         --    --         --    --
   Adjustments to maintain reserves ......         (1)   --         (4)   --         (3)   --         (2)   --
                                             --------   ----   -------   ----   -------   ----   -------   ----
      Net equity transactions ............    692,434    --    287,899    --    100,135    --     66,072    --
                                             --------   ----   -------   ----   -------   ----   -------   ----

Net change in contract owners' equity ....    691,959    --    280,985    --     98,839    --     63,902    --
Contract owners' equity beginning
   of period .............................         --    --         --    --         --    --         --    --
                                             --------   ----   -------   ----   -------   ----   -------   ----
Contract owners' equity end of period ....   $691,959    --    280,985    --     98,839    --     63,902    --
                                             ========   ====   =======   ====   =======   ====   =======   ====

CHANGES IN UNITS:
   Beginning units .......................         --    --         --    --         --    --         --    --
                                             --------   ----   -------   ----   -------   ----   -------   ----
   Units purchased .......................     76,544    --     31,225    --     11,568    --      7,981    --
   Units redeemed ........................     (6,752)   --        (62)   --        (35)   --     (1,263)   --
                                             --------   ----   -------   ----   -------   ----   -------   ----
   Ending units ..........................     69,792    --     31,163    --     11,533    --      6,718    --
                                             ========   ====   =======   ====   =======   ====   =======   ====

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITIntGro      GVITIntGro3      GVITMMultiSec            GVITMyMkt
                                            --------------   -------------   -----------------   ------------------------
Investment activity:                        2002    2001      2002    2001    2002      2001        2002         2001
                                            ----   -------   ------   ----   -------   -------   ----------   -----------
Net investment income (loss).............   $--        (25)     (24)   --     23,534    15,903      (68,892)      959,356
   Realized gain (loss) on investments       --      2,134       (1)   --     (7,976)  (16,306)      (7,368)       33,247
   Change in unrealized gain (loss)
      on investments.....................    --         --     (370)   --     10,413    (1,829)        (830)       (2,990)
   Reinvested capital gains..............    --         --       --    --         --        --           --            --
                                            ---    -------   ------   ---    -------   -------   ----------   -----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    --      2,109     (395)   --     25,971    (2,232)     (77,090)      989,613
                                            ---    -------   ------   ---    -------   -------   ----------   -----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    --         --       --    --      7,168     3,390      597,135       645,865
   Transfers between funds...............    --     (2,109)  12,419    --    554,302    14,860    5,154,362    20,419,364
   Redemptions (note 3)..................    --         --      (24)   --    (36,422)  (91,420) (33,081,762)  (20,607,192)
   Annuity benefits......................    --         --       --    --         --        --           --            --
   Adjustments to maintain reserves .....    --         --        4    --        (65)      (20)      78,756         2,034
                                            ---    -------   ------   ---    -------   -------   ----------   -----------
         Net equity transactions.........    --     (2,109)  12,399    --    524,983   (73,190) (27,251,509)      460,071
                                            ---    -------   ------   ---    -------   -------   ----------   -----------

Net change in contract owners' equity ...    --         --   12,004    --    550,954   (75,422) (27,328,599)    1,449,684
Contract owners' equity beginning
   of period.............................    --         --       --    --    248,590   324,012   49,761,106    48,311,422
                                            ---    -------   ------   ---    -------   -------   ----------   -----------
Contract owners' equity end of period....   $--         --   12,004    --    799,544   248,590   22,432,507    49,761,106
                                            ===    =======   ======   ===    =======   =======   ==========   ===========
CHANGES IN UNITS:
   Beginning units ......................    --         --       --    --     23,299    31,179    4,064,345     4,031,505
                                            ---    -------   ------   ---    -------   -------   ----------   -----------
   Units purchased ......................    --     54,546    1,550    --     50,530     1,965      468,969        76,344
   Units redeemed .......................    --    (54,546)      (3)   --     (2,901)   (9,845)  (2,697,439)      (43,504)
                                            ---    --------  ------   ---    --------  -------   ----------   -----------
   Ending units .........................    --       --      1,547    --     70,928    23,299    1,835,875     4,064,345
                                            ===    =======   ======   ===    =======   =======   ==========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                              GVITLead3          GVITSmCapGr            GVITSmCapVal
                                            ---------------   ------------------   ----------------------
Investment activity:                           2002    2001     2002      2001        2002         2001
                                            --------   ----   --------   -------   ----------   ---------
   Net investment income (loss) .........   $   (320)   --      (6,485)   (7,996)    (135,399)   (115,350)
   Realized gain (loss) on investments ..       (537)   --    (137,667)   36,176   (2,650,560)    (25,582)
   Change in unrealized gain (loss)
      on investments ....................     (1,535)   --     (60,659)    3,962     (692,628)    750,861
   Reinvested capital gains .............         --    --          --        --      258,966     664,267
                                            --------   ---    --------   -------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................     (2,392)   --    (204,811)   32,142   (3,219,621)  1,274,196
                                            --------   ---    --------   -------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........         --    --       2,008   (19,464)      34,753      20,157
   Transfers between funds ..............    156,951    --    (109,977)  404,577    2,023,757   2,613,323
   Redemptions (note 3) .................         --    --     (65,282)  (30,236)  (3,504,893)   (468,514)
   Annuity benefits .....................         --    --          --        --           --          --
   Adjustments to maintain reserves .....         (2)   --         (39)      (16)          31        (149)
                                            --------   ---    --------   -------   ----------   ---------
         Net equity transactions.........    156,949    --    (173,290)  354,861   (1,446,352)  2,164,817
                                            --------   ---    --------   -------   ----------   ---------

Net change in contract owners' equity ...    154,557    --    (378,101)  387,003   (4,665,973)  3,439,013
Contract owners' equity beginning
   of period.............................         --    --     625,434   238,431    9,077,345   5,638,332
                                            --------   ---    --------   -------   ----------   ---------
Contract owners' equity end of period ...   $154,557    --     247,333   625,434    4,411,372   9,077,345
                                            ========   ===    ========   =======   ==========   =========

CHANGES IN UNITS:
   Beginning units ......................         --    --      88,529    29,652      610,425     479,284
                                            --------   ---    --------   -------   ----------   ---------
   Units purchased ......................     18,478    --         409    63,163      280,572     150,948
   Units redeemed .......................         --    --     (35,686)   (4,286)    (477,712)    (19,807)
                                            --------   ---    --------   -------   ----------   ---------
   Ending units .........................     18,478    --      53,252    88,529      413,285     610,425
                                            ========   ===    ========   =======   ==========   =========

                                                  GVITSmComp
                                            -----------------------
Investment activity:                           2002         2001
                                            ----------   ----------
   Net investment income (loss) .........     (123,699)    (142,304)
   Realized gain (loss) on investments ..     (635,173)  (2,561,850)
   Change in unrealized gain (loss)
      on investments ....................     (830,695)   1,811,430
   Reinvested capital gains .............           --           --
                                            ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................   (1,589,567)    (892,724)
                                            ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       69,973       62,110
   Transfers between funds ..............      324,337      443,031
   Redemptions (note 3) .................   (1,199,647)  (1,134,296)
   Annuity benefits .....................       (3,276)      (3,721)
   Adjustments to maintain reserves .....          (88)      (1,535)
                                            ----------   ----------
         Net equity transactions.........     (808,701)    (634,411)
                                            ----------   ----------

Net change in contract owners' equity ...   (2,398,268)  (1,527,135)
Contract owners' equity beginning
   of period.............................    9,741,932   11,269,067
                                            ----------   ----------
Contract owners' equity end of period ...    7,343,664    9,741,932
                                            ==========   ==========

CHANGES IN UNITS:
   Beginning units ......................      496,847      528,210
                                            ----------   ----------
   Units purchased ......................       18,106       25,181
   Units redeemed .......................      (55,086)     (56,544)
                                            ----------   ----------
   Ending units .........................      459,867      496,847
                                            ==========   ==========

                                                                      (Contiued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 GVITSMdCpGr             GVITTotRt            GVITTGroFoc           JanCapAp
                                            --------------------  ----------------------  ------------------  --------------------
Investment activity:                           2002       2001       2002        2001       2002      2001       2002       2001
                                            ---------  ---------  ----------  ----------  --------  --------  ---------  ---------
   Net investment income (loss) .........   $  (5,229)   (8,057)     (30,604)    (49,392)     (495)   (1,724)   (11,741)    (8,698)
   Realized gain (loss) on investments ..    (216,710) (432,185)    (863,264) (4,312,188)    4,485  (137,775)  (501,940)  (259,333)
   Change in unrealized gain (loss)
      on investments ....................      26,225   198,567      (23,704)  3,073,572   (13,257)   13,520    305,437   (127,791)
   Reinvested capital gains .............          --        --           --     187,506        --        --         --         --
                                            ---------  --------   ----------  ----------  --------  --------  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (195,714) (241,675)    (917,572) (1,100,502)   (9,267) (125,979)  (208,244)  (395,822)
                                            ---------  --------   ----------  ----------  --------  --------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........          --   (40,766)      51,231      23,608        37        35     11,342     20,333
   Transfers between funds ..............     (10,752) (119,858)  (1,005,732)   (710,160) (122,157)  323,183   (241,583)   323,642
   Redemptions (note 3) .................     (51,449) (118,512)    (679,885)   (881,981)  (38,412)  (61,092)  (199,943)  (223,834)
   Annuity benefits .....................          --        --           --          --        --        --         --         --
   Adjustments to maintain reserves .....          (7)      (40)          17        (232)      450      (722)       327         (2)
                                            ---------  --------   ----------  ----------  --------  --------  ---------  ---------
         Net equity transactions ........     (62,208) (279,176)  (1,634,369) (1,568,765) (160,082)  261,404   (429,857)   120,139
                                            ---------  --------   ----------  ----------  --------  --------  ---------  ---------

Net change in contract owners'equity ....    (257,922) (520,851)  (2,551,941) (2,669,267) (169,349)  135,425   (638,101)  (275,683)
Contract owners' equity beginning
   of period ............................     443,960   964,811    5,954,974   8,624,241   180,607    45,182  1,412,676  1,688,359
                                            ---------  --------   ----------  ----------  --------  --------  ---------  ---------
Contract owners' equity end of period ...   $ 186,038   443,960    3,403,033   5,954,974    11,258   180,607    774,575  1,412,676
                                            =========  ========   ==========  ==========  ========  ========  =========  =========

CHANGES IN UNITS:
   Beginning units ......................      80,084   119,516      390,166     490,995    47,553     7,147    233,415    214,884
                                            ---------  --------   ----------   ---------  --------- --------- ---------  ---------
   Units purchased ......................          --    (5,759)       3,649       1,518        10    46,829      2,081     25,836
   Units redeemed .......................     (26,018)  (33,673)    (120,060)   (102,347)  (42,299)   (6,423)   (81,024)    (7,305)
                                            ---------  --------   ----------  ----------  --------- --------- ---------  ---------
   Ending units .........................      54,066    80,084      273,755     390,166     5,264    47,553    154,472    233,415
                                            =========  ========   ==========  ==========  ========= ========= =========  =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                             JanGlTechS2        JanGlTech       JanIntGroS2         JanIntGro
                                            -------------  ------------------  -------------  --------------------
Investment activity:                          2002   2001    2002      2001      2002   2001     2002       2001
                                            -------  ----  --------  --------  -------  ----  ---------  ---------
   Net investment income (loss) .........   $  (177)   --    (3,703)   (4,964)    (955)   --     (5,571)    (7,614)
   Realized gain (loss) on investments ..      (215)   --  (203,768) (503,419) (22,296)   --    (40,700)  (639,916)
   Change in unrealized gain (loss)
      on investments ....................    (5,616)   --    55,999   172,154   (6,311)   --   (111,669)   343,320
   Reinvested capital gains .............        --    --        --        --       --    --         --         --
                                            -------   ---  --------  --------  -------   ---  ---------  ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .....................    (6,008)   --  (151,472) (336,229) (29,562)   --   (157,940)  (304,210)
                                            -------   ---  --------  --------  -------   ---  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ..........       168    --       113     8,686      514    --        134      2,609
   Transfers between funds ..............    26,046    --  (231,859)  204,169   90,177    --   (488,186)   204,391
   Redemptions (note 3) .................    (1,161)   --  (111,319)  (32,693)  (5,230)   --   (112,147)  (334,914)
   Annuity benefits .....................        --    --        --        --       --    --         --         --
   Adjustments to maintain reserves .....         1    --         9         4       (1)   --       (258)        42
                                            -------   ---  --------  --------  -------   ---  ---------  ---------
         Net equity transactions ........    25,054    --  (343,056)  180,166   85,460    --   (600,457)  (127,872)
                                            -------   ---  --------  --------  -------   ---  ---------  ---------

Net change in contract owners'equity ....    19,046    --  (494,528) (156,063)  55,898    --   (758,397)  (432,082)
Contract owners' equity beginning
   of period ............................        --    --   591,903   747,966       --    --  1,043,073  1,475,155
                                            -------   ---  --------  --------  -------   ---  ---------  ---------
Contract owners' equity end of period ...   $19,046    --    97,375   591,903   55,898    --    284,676  1,043,073
                                            =======   ===  ========  ========  =======   ===  =========  =========

CHANGES IN UNITS:
   Beginning units ......................        --    --   142,740   111,412       --    --    175,540    187,314
                                            -------   ---  --------  --------  -------   ---  ---------  ---------
   Units purchased ......................     2,802    --        34    35,499    7,623    --         25     19,054
   Units redeemed .......................      (114)   --  (102,433)   (4,171)    (394)   --   (110,084)   (30,828)
                                            -------   ---  --------  --------  -------   ---  ---------  ---------
   Ending units .........................     2,688    --    40,341   142,740    7,229    --     65,481    175,540
                                            =======   ===  ========  ========  =======   ===  =========  =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       NBAMTGro                NBAMTGuard
                                               ------------------------   ---------------------
Investment activity:                              2002          2001        2002         2001
                                               -----------   ----------   ---------   ---------
   Net investment income (loss) ............   $   (23,283)     (53,837)     (5,882)    (10,258)
   Realized gain (loss) on investments .....      (434,060)  (6,280,566)   (260,657)   (135,210)
   Change in unrealized gain (loss)
      on investments .......................      (202,855)   1,402,635     (32,339)     38,590
   Reinvested capital gains ................            --    2,729,413          --      64,095
                                               -----------   ----------   ---------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      (660,198)  (2,202,355)   (298,878)    (42,783)
                                               -----------   ----------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............         8,178      (28,878)     51,230      15,296
   Transfers between funds .................      (574,194)  (2,717,143)   (153,747)    706,501
   Redemptions (note 3) ....................      (300,483)    (464,267)   (198,702)    (99,175)
   Annuity benefits ........................            --           --          --          --
   Adjustments to maintain reserves ........           685       39,910         899      (2,888)
                                               -----------   ----------   ---------   ---------
         Net equity transactions ...........      (865,814)  (3,170,378)   (300,320)    619,734
                                               -----------   ----------   ---------   ---------

Net change in contract owners' equity ......    (1,526,012)  (5,372,733)   (599,198)    576,951
Contract owners' equity beginning
   of period ...............................     2,619,199    7,991,932   1,139,162     562,211
                                               -----------   ----------   ---------   ---------
Contract owners' equity end of period ......   $ 1,093,187    2,619,199     539,964   1,139,162
                                               ===========   ==========   =========   =========

CHANGES IN UNITS:
   Beginning units .........................       195,163      408,638     112,115      53,704
                                               -----------   ----------   ---------   ---------
   Units purchased .........................           709       (1,920)      6,599      65,467
   Units redeemed ..........................       (75,794)    (211,555)    (45,397)     (7,056)
                                               -----------   ----------   ---------   ---------
   Ending units ............................       120,078      195,163      73,317     112,115
                                               ===========   ==========   =========   =========

                                                       NBAMTLMat               NBAMTPart
                                               ----------------------   -----------------------
Investment activity:                              2002        2001         2002         2001
                                               ----------   ---------   ----------   ----------
   Net investment income (loss) ............      187,268     245,794      (36,955)     (73,017)
   Realized gain (loss) on investments .....       29,994      36,302     (330,639)    (511,647)
   Change in unrealized gain (loss)
      on investments .......................       31,161     (50,181)    (900,671)     (93,800)
   Reinvested capital gains ................           --          --           --      285,015
                                               ----------   ---------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................      248,423     231,915   (1,268,265)    (393,449)
                                               ----------   ---------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............      117,800      54,045       63,628       37,640
   Transfers between funds .................    3,104,575     384,311     (408,111)  (1,479,787)
   Redemptions (note 3) ....................   (1,340,543)   (465,696)    (793,773)    (890,602)
   Annuity benefits ........................           --          --       (1,833)      (2,163)
   Adjustments to maintain reserves ........          (21)    122,260          158         (161)
                                               ----------   ---------   ----------   ----------
         Net equity transactions ...........    1,881,811      94,920   (1,139,931)  (2,335,073)
                                               ----------   ---------   ----------   ----------

Net change in contract owners' equity ......    2,130,234     326,835   (2,408,196)  (2,728,522)
Contract owners' equity beginning
   of period ...............................    5,420,526   5,093,691    5,827,041    8,555,563
                                               ----------   ---------   ----------   ----------
Contract owners' equity end of period ......    7,550,760   5,420,526    3,418,845    5,827,041
                                               ==========   =========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      434,841     438,027      355,870      500,298
                                               ----------   ---------   ----------   ----------
   Units purchased .........................      192,323      51,083        4,276        2,330
   Units redeemed ..........................      (43,672)    (54,269)     (80,770)    (146,758)
                                               ----------   ---------   ----------   ----------
   Ending units ............................      583,492     434,841      279,376      355,870
                                               ==========   =========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     OppAggGro                 OppBdFd
                                               ----------------------   -----------------------
Investment activity:                             2002         2001         2002         2001
                                               ---------   ----------   ----------   ----------
   Net investment income (loss) ............   $  (1,569)      (1,754)     590,120      499,872
   Realized gain (loss) on investments .....     (97,015)    (947,535)    (177,106)    (328,997)
   Change in unrealized gain (loss)
      on investments .......................     (16,693)     280,758      178,833      314,066
   Reinvested capital gains ................          --      185,322           --           --
                                               ---------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................    (115,277)    (483,209)     591,847      484,941
                                               ---------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       5,228      (36,832)     101,461       27,940
   Transfers between funds .................     (79,933)  (1,040,060)  (1,719,908)   2,470,402
   Redemptions (note 3) ....................     (65,062)     (57,373)  (1,427,469)  (1,114,689)
   Annuity benefits ........................          --           --           --           --
   Adjustments to maintain reserves ........          98          (45)      12,594           51
                                               ---------   ----------   ----------   ----------
         Net equity transactions ...........    (139,669)  (1,134,310)  (3,033,322)   1,383,704
                                               ---------   ----------   ----------   ----------

Net change in contract owners' equity           (254,946)  (1,617,519)  (2,441,475)   1,868,645
Contract owners' equity beginning
   of period ...............................     460,720    2,078,239   10,173,147    8,304,502
                                               ---------   ----------   ----------   ----------
Contract owners' equity end of period ......   $ 205,774      460,720    7,731,672   10,173,147
                                               =========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      87,787      268,198      809,413      701,807
                                               ---------   ----------   ----------   ----------
   Units purchased .........................       1,223       (5,858)       7,900      140,805
   Units redeemed ..........................     (33,911)    (174,553)    (245,061)     (33,199)
                                               ---------   ----------   ----------   ----------
   Ending units ............................      55,099       87,787      572,252      809,413
                                               =========   ==========   ==========   ==========

                                                       OppCapAp                OppGlSec
                                               -----------------------   -----------------------
Investment activity:                              2002         2001         2002         2001
                                               ----------   ----------   ----------   ----------
   Net investment income (loss) ............      (38,507)     (69,125)     (75,276)     (77,846)
   Realized gain (loss) on investments .....   (2,045,798)  (3,104,132)  (1,933,559)  (2,678,310)
   Change in unrealized gain (loss)
      on investments .......................      142,618      586,650      (28,290)    (377,023)
   Reinvested capital gains ................           --      949,396           --    1,455,535
                                               ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations ........................   (1,941,687)  (1,637,211)  (2,037,125)  (1,677,644)
                                               ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) .............       24,517       46,257       63,489       35,139
   Transfers between funds .................   (1,470,538)  (1,673,671)     731,816      697,245
   Redemptions (note 3) ....................     (895,120)  (1,085,167)  (1,223,335)  (1,272,049)
   Annuity benefits ........................           --           --       (3,984)      (4,509)
   Adjustments to maintain reserves ........          417           46          150         (800)
                                               ----------   ----------   ----------   ----------
         Net equity transactions ...........   (2,340,724)  (2,712,535)    (431,864)    (544,974)
                                               ----------   ----------   ----------   ----------

Net change in contract owners' equity          (4,282,411)  (4,349,746)  (2,468,989)  (2,222,618)
Contract owners' equity beginning
   of period ...............................    7,334,182   11,683,928    9,254,262   11,476,880
                                               ----------   ----------   ----------   ----------
Contract owners' equity end of period ......    3,051,771    7,334,182    6,785,273    9,254,262
                                               ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units .........................      487,030      668,394      432,852      465,115
                                               ----------   ----------   ----------   ----------
   Units purchased .........................        2,156        3,093       35,429       43,784
   Units redeemed ..........................     (208,029)    (184,457)     (54,497)     (76,047)
                                               ----------   ----------   ----------   ----------
   Ending units ............................      281,157      487,030      413,784      432,852
                                               ==========   ==========   ==========   ==========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                OppMSGrInc           OppMultStr                StOpp2                StDisc2
                                           -------------------  ---------------------  ----------------------  --------------------
                                             2002       2001      2002        2001       2002         2001       2002        2001
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
Investment activity:
   Net investment income (loss)..........  $  (4,847)   (8,412)     74,189     95,130     (81,722)    (82,513)   (16,646)    (7,273)
   Realized gain (loss) on investments...   (105,703)  (66,926)   (201,510)   (83,418) (2,926,328) (1,964,561)   (82,310)    12,777
   Change in unrealized gain (loss)
      on investments.....................    (35,420)      702    (362,880)  (214,571)    438,124      48,289    (15,012)  (153,413)
   Reinvested capital gains..............         --        --      50,467    209,704      95,855   1,420,415         --    171,526
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations......................   (145,970)  (74,636)   (439,734)     6,845  (2,474,071)   (578,370)  (113,968)    23,617
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........     11,085    19,860      22,090      7,429      33,847      41,798     22,150      5,819
   Transfers between funds...............     16,043   348,928    (239,049)    30,740  (1,622,247)   (358,331)   455,558    170,520
   Redemptions (note 3)..................    (64,443) (193,207)   (415,764)  (641,911)   (710,374) (1,139,466)  (213,361)  (112,821)
   Annuity benefits......................         --        --          --         --          --          --         --         --
   Adjustments to maintain reserves......         (6)      (74)    (17,992)        (8)        236       1,122        (12)      (101)
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
         Net equity transactions.........    (37,321)  175,507    (650,715)  (603,750) (2,298,538) (1,454,877)   264,335     63,417
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------

Net change in contract owners'equity.....   (183,291)  100,871  (1,090,449)  (596,905) (4,772,609) (2,033,247)   150,367     87,034
Contract owners'equity beginning
   of period.............................    849,674   748,803   3,879,671  4,476,576   8,939,428  10,972,675  1,066,250    979,216
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
Contract owners'equity end of period.....  $ 666,383   849,674   2,789,222  3,879,671   4,166,819   8,939,428  1,216,617  1,066,250
                                           =========  ========  ==========  =========  ==========  ==========  =========  =========

CHANGES IN UNITS:
   Beginning units.......................    107,027    83,503     246,609    286,619     430,675     502,770     84,903     79,972
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
   Units purchased.......................      1,551    31,611       1,600      2,529       2,243       2,070     35,107      6,855
   Units redeemed........................     (3,685)   (8,087)    (47,418)   (42,539)   (154,564)    (74,165)    (8,282)    (1,924)
                                           ---------  --------  ----------  ---------  ----------  ----------  ---------  ---------
   Ending units..........................    104,893   107,027     200,791    246,609     278,354     430,675    111,728     84,903
                                           =========  ========  ==========  =========  ==========  ==========  =========  =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                 StIntStk2           VEWrldBd              VEWrldEMkt         VEWrldHAs
                                            ------------------  --------------------  -------------------  -----------------
                                              2002      2001      2002       2001       2002      2001       2002    2001
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
Investment activity:
   Net investment income (loss) ..........  $  4,822   (10,138)   (14,173)    31,110    (8,766)   (13,680)  (5,443)   (1,001)
   Realized gain (loss) on investments ...    (2,985)   42,387     88,795    (38,072)  113,915   (155,208) (12,933)  (10,425)
   Change in unrealized gain (loss)
      on investments .....................   (87,872)   (4,288)    92,068    (52,452) (125,217)   108,097    1,670   (59,551)
   Reinvested capital gains ..............        --    50,337         --         --        --         --       --        --
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
      Net increase (decrease) in contract
         owners'equity resulting from
         operations ......................   (86,035)   78,298    166,690    (59,414)  (20,068)   (60,791) (16,706)  (70,977)
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........     1,607     8,196         47      1,448     6,287      3,347    6,783     2,170
   Transfers between funds ...............    30,820  (347,790)   388,845   (211,522)   20,209   (340,152) 460,470   (78,321)
   Redemptions (note 3) ..................   (31,179)  (47,655)  (106,892)  (160,203) (219,635)   (66,926) (19,986)  (39,160)
   Annuity benefits ......................        --        --         --         --      (974)    (1,198)      --        --
   Adjustments to maintain reserves ......        24     1,837         10        177   (16,374)      (817)      11        32
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
         Net equity transactions .........     1,272  (385,412)   282,010   (370,100) (210,487)  (405,746) 447,278  (115,279)
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------

Net change in contract owners'equity .....   (84,763) (307,114)   448,700   (429,514) (230,555)  (466,537) 430,572  (186,256)
Contract owners'equity beginning
   of period .............................   319,821   626,935    775,761  1,205,275   708,640  1,175,177  348,298   534,554
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
Contract owners'equity end of period .....  $235,058   319,821  1,224,461    775,761   478,085    708,640  778,870   348,298
                                            ========  ========  =========  =========  ========  =========  =======  ========

CHANGES IN UNITS:
   Beginning units .......................    45,305    68,138     79,607    115,671   113,253    181,802   45,133    61,128
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
   Units purchased .......................     1,033       483     30,628        141     4,578        568   62,740       301
   Units redeemed ........................      (340)  (23,316)    (5,432)   (36,205)  (37,947)   (69,117)  (2,472)  (16,296)
                                            --------  --------  ---------  ---------  --------  ---------  -------  --------
   Ending units ..........................    45,998    45,305    104,803     79,607    79,884    113,253  105,401    45,133
                                            ========  ========  =========  =========  ========  =========  =======  ========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                   VKEmMkt              VKUSRealEst
                                             -------------------   ---------------------
                                                2002      2001       2002        2001
                                             ---------   -------   ---------   ---------
Investment activity:
   Net investment income (loss) ..........    $ 21,669    23,174      50,838      80,088
   Realized gain (loss) on investments ...          89   (21,835)    108,114     237,906
   Change in unrealized gain (loss)
      on investments .....................       1,961    18,706    (391,357)    (68,593)
   Reinvested capital gains ..............          --        --      91,677      35,797
                                              --------   -------   ---------   ---------
   Net increase (decrease) in contract
      owners'equity resulting from
      operations .........................      23,719    20,045    (140,728)    285,198
                                              --------   -------   ---------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ...........       2,388       882      17,959      26,285
   Transfers between funds ...............     109,178   (61,166)    378,511    (384,317)
   Redemptions (note 3) ..................     (48,043)   (8,006)   (638,461)   (415,753)
   Annuity benefits ......................          --        --          --          --
   Adjustments to maintain reserves ......          (3)       (6)     (1,383)     16,604
                                              --------   -------   ---------   ---------
      Net equity transactions ............      63,520   (68,296)   (243,374)   (757,181)
                                              --------   -------   ---------   ---------

Net change in contract owners'equity .....      87,239   (48,251)   (384,102)   (471,983)
Contract owners'equity beginning
   of period .............................     311,449   359,700   4,111,757   4,583,740
                                              --------   -------   ---------   ---------
Contract owners'equity end of period .....    $398,688   311,449   3,727,655   4,111,757
                                              ========   =======   =========   =========

CHANGES IN UNITS:
   Beginning units .......................      29,639    37,139     222,465     268,437
                                              --------   -------   ---------   ---------
   Units purchased .......................       7,299        97      26,525       1,562
   Units redeemed ........................      (1,689)   (7,597)    (42,715)    (47,534)
                                              --------   -------   ---------   ---------
   Ending units ..........................      35,249    29,639     206,275     222,465
                                              ========   =======   =========   =========

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS
                            December 31, 2002 and 2001

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

             Porfolios of the American Century Variable Portfolios, Inc.
                   (American Century VP);
                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I
                   (ACVPCapAp)
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - International Fund - Class I (ACVPInt) American Century VP - International Fund - Class III (ACVPInt3) American Century VP - Ultra(R) Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

             Porfolios of the Credit Suisse Trust;

                Credit Suisse Trust - Global Post-Venture Capital Portfolio
                   (CSGPVen)
                Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Small Cap Growth Portfolio (CSSmCapGr)

             Porfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
                   (DrySmCapIxS)

             Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)

             Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

             Porfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                   (DryVIFApp)
                Dreyfus VIF - Growth and Income Portfolio - Initial Shares
                   (DryVIFGrInc)

             Porfolio of the Federated Insurance Series (Federated IS);
                Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

             Porfolios of the Fidelity(R) Variable Insurance Products Fund
                   (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                   (FidVIPEI)
                Fidelity(R) VIP - Growth Portfolio - Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio - Initial Class
                   (FidVIPHI)
                Fidelity(R) VIP - Overseas Portfolio - Initial Class (FidVIPOv) Fidelity(R) VIP - VIP Overseas Portfolio - Initial Class R
                   (FidVIPOvR)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

             Porfolios of the Fidelity(R) Variable Insurance Products Fund II
                   (Fidelity(R) VIP II);
                Fidelity(R) VIP II - Asset Manager Portfolio - Initial Class
                   (FidVIPAM)
                Fidelity(R) VIP II - Contrafund(R) Portfolio - Initial Class
                   (FidVIPCon)

             Porfolios of the Fidelity(R) Variable Insurance Products Fund III
                   (Fidelity(R) VIP III);
                Fidelity(R) VIP III - Growth Opportunities Portfolio - Initial
                   Class (FidVIPGrOp)
                Fidelity(R) VIP III - Value Strategies Portfolio - Service Class
                   (FidVIPValS)

             Porfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
                (formerly Nationwide Separate Account Trust) (managed for a fee by an affiliated investment advisor);
                Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
                   (GVITDMidCapI)
                Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Emerging Markets Fund - Class III (GVITEmMrkts3) Gartmore GVIT Global Financial Services Fund - Class III
                   (GVITGlFin3)
                Gartmore GVIT Global Health Sciences Fund - Class III
                   (GVITGlHlth3)
                Gartmore GVIT Global Technology and Communications Fund -
                   Class I (GVITGlTech)
                Gartmore GVIT Global Technology and Communications Fund - Class
                   III (GVITGlTech3)
                Gartmore GVIT Global Utilities Fund - Class III (GVITGlUtl3)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT ID Aggressive Fund (GVITIDAgg)
                Gartmore GVIT ID Conservative Fund (GVITIDCon)
                Gartmore GVIT ID Moderate Fund (GVITIDMod)
                Gartmore GVIT ID Moderately Aggressive Fund (GVITIDModAgg) Gartmore GVIT ID Moderately Conservative Fund (GVITIDModCon) Gartmore GVIT International Growth Fund - Class I (GVITIntGro)* Gartmore GVIT International Growth Fund - Class III
                   (GVITIntGro3)
                Gartmore GVIT MAS Multi Sector Bond Fund - Class I
                   (GVITMMultiSec)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Leaders Fund - Class III (GVITLead3) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
                Gartmore GVIT Strong Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Total Return Fund - Class I (GVITTotRt)
                Gartmore GVIT Turner Growth Focus Fund - Class I (GVITTGroFoc) Gartmore GVIT Turner Growth Focus Fund - Class III
                   (GVITTGroFoc3)*
                Gartmore GVIT U.S. Growth Leaders Fund - Class III (GVITUSGro3)*

             Porfolios of the Janus Aspen Series (Janus AS);
                Janus AS - Capital Appreciation Portfolio - Service Shares
                   (JanCapAp)
                Janus AS - Global Technology Portfolio - Service II Shares
                   (JanGlTechS2)
                Janus AS - Global Technology Portfolio - Service Shares
                   (JanGlTech)
                Janus AS - International Growth Portfolio - Service II Shares
                   (JanIntGroS2)
                Janus AS - International Growth Portfolio - Service Shares
                   (JanIntGro)

             Porfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Growth Portfolio(R) (NBAMTGro) Neuberger Berman AMT - Guardian Portfolio - I Class Shares
                   (NBAMTGuard)
                Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
                   (NBAMTLMat)
                Neuberger Berman AMT - Partners Portfolio(R)(NBAMTPart)

             Porfolios of the Oppenheimer Variable Annuity;
                Oppenheimer Aggressive Growth Fund/VA - Initial Class
                   (OppAggGro)
                Oppenheimer Bond Fund/VA - Initial Class (OppBdFd)
                Oppenheimer Capital Appreciation Fund/VA - Initial Class
                   (OppCapAp)
                Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
                   (OppMSGrInc)
                Oppenheimer Multiple Strategies Fund/VA - Initial Class
                   (OppMultStr)

             Strong Opportunity Fund II, Inc. (StOpp2)

             Porfolios of the Strong Variable Insurance Funds, Inc. (Strong
                VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

             Porfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
                Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

             Porfolios of the Van Kampen - The Universal Institutional Funds,
                Inc.(Van Kampen UIF);
                Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
                   (VKEmMkt)
                Van Kampen UIF - U.S. Real Estate Portfolio - Class A
                   (VKUSRealEst)

             *At December 31, 2002 contract owners have not invested in this fund.

          Effective May 2002, due to the Dreyfus Investment Portfolio - European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust - Money Market Fund - Class I.

          The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract.

     The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $88,041 and $100,359, respectively, and total transfers from the Account to the fixed account were $23,389 and $81,348, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2002.

                                                    Contract                                           Investment
                                                    Expense                 Unit          Contract       Income       Total
                                                     Rate*      Units    Fair Value   Owners'Equity      Ratio**    Return***
                                                   ---------   -------   ----------   --------------   ----------   ----------
     American Century VP - Balanced Fund - Class I
        2002 ...................................... 1.45%      154,557   $12.480812     $1,928,997       2.98%        -10.87%
        2001 ...................................... 1.45%      194,967    14.002938      2,730,111       2.87%         -4.95%
        2000 ...................................... 1.45%      228,249    14.731718      3,362,500       2.84%         -4.05%
        1999 ...................................... 1.45%      271,810    15.354284      4,173,448       2.08%          8.46%
        1998 ...................................... 1.45%      281,337    14.156329      3,982,699       1.20%         14.09%

     American Century VP - Capital Appreciation Fund - Class I
        2002 ...................................... 1.45%      116,451     8.262412        962,166       0.00%        -22.34%
        2001 ...................................... 1.45%      219,542    10.639891      2,335,903       0.00%        -29.12%
        2000 ...................................... 1.45%      340,105    15.010437      5,105,125       0.00%          7.46%
        1999 ...................................... 1.45%      261,538    13.968271      3,653,234       0.00%         62.14%
        1998 ...................................... 1.45%      180,090     8.614847      1,551,448       0.00%         -3.58%

     American Century VP - Income & Growth Fund - Class I
        2002 ...................................... 1.45%      375,337     7.951780      2,984,597       1.17%        -20.54%
        2001 ...................................... 1.45%      516,121    10.007447      5,165,054       0.71%         -9.69%
        2000 ...................................... 1.45%      408,827    11.081251      4,530,315       0.61%        -11.90%
        1999 ...................................... 1.45%      257,679    12.578672      3,241,260       0.02%         16.31%
        1998 ...................................... 1.45%      229,149    10.814821      2,478,205       1.13%          8.15% 5/1/98

     American Century VP - International Fund - Class I
        2002 ...................................... 1.45%      230,611    11.066697      2,552,102       1.05%        -21.53%
        2001 ...................................... 1.45%      694,788    14.102730      9,798,408       0.09%        -30.21%
        2000 ...................................... 1.45%      927,817    20.206944     18,748,346       0.17%        -18.03%
        1999 ...................................... 1.45%      978,102    24.650510     24,110,713       0.00%         61.67%
        1998 ...................................... 1.45%      895,311    15.247438     13,651,199       0.43%         17.04%

     American Century VP - International Fund  - Class III
        2002 ...................................... 1.45%      273,355     8.036243      2,196,747       0.00%        -19.64% 5/1/02

     American Century VP - Ultra(R) Fund - Class I
        2002 ...................................... 1.45%       13,024     7.960197        103,674       0.36%        -20.40% 5/1/02

     American Century VP - Value Fund - Class I
        2002 ...................................... 1.45%      500,024    14.178860      7,089,770       0.98%        -13.89%
        2001 ...................................... 1.45%      616,782    16.465719     10,155,759       0.63%         11.18%
        2000 ...................................... 1.45%      211,784    14.810356      3,136,596       0.87%         16.44%
        1999 ...................................... 1.45%      167,334    12.719374      2,128,384       0.82%         -2.29%
        1998 ...................................... 1.45%      251,410    13.017145      3,272,640       0.50%          3.29%

     Credit Suisse Trust - Global Post-Venture Capital Portfolio
        2002 ...................................... 1.45%       22,752     6.998987        159,241       0.00%        -35.11%
        2001 ...................................... 1.45%       42,254    10.786491        455,772       0.00%        -29.68%
        2000 ...................................... 1.45%       72,170    15.338808      1,107,002       0.00%        -20.11%
        1999 ...................................... 1.45%       78,372    19.199834      1,504,729       0.00%         61.13%
        1998 ...................................... 1.45%       74,424    11.915674        886,812       0.00%          4.97%

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B

                                                     Contract                                            Investment
                                                      Expense                 Unit         Contract        Income       Total
                                                      Rate*       Units     Fair Value   Owners'Equity     Ratio**    Return***
                                                     --------   ---------   ----------   -------------   ----------   ---------
     Credit Suisse Trust - International Focus Portfolio
        2002 .......................................  1.45%       122,181     6.977468       852,514        0.00%     -21.07%
        2001 .......................................  1.45%       204,407     8.839792     1,806,915        0.00%     -23.41%
        2000 .......................................  1.45%       284,709    11.541697     3,286,025        0.00%     -26.97%
        1999 .......................................  1.45%       343,412    15.803207     5,427,011        0.00%      51.21%
        1998 .......................................  1.45%       632,494    10.451107     6,610,262        0.00%       3.82%

     Credit Suisse Trust - Small Cap Growth Portfolio
        2002 .......................................  1.45%       212,852     8.912919     1,897,133        0.00%     -34.65%
        2001 .......................................  1.45%       284,014    13.639726     3,873,873        0.00%     -17.24%
        2000 .......................................  1.45%       374,546    16.480247     6,172,611        0.00%     -19.30%
        1999 .......................................  1.45%       733,658    20.420490    14,981,656        0.00%      66.63%
        1998 .......................................  1.45%       895,467    12.254943    10,973,897        0.00%      -4.26%

     Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2002 .......................................  1.45%         4,330     7.600492        32,910        0.30%     -24.00% 5/1/02

     Dreyfus Socially Responsible Growth Fund, Inc., The
        2002 .......................................  1.45%       101,784    11.051082     1,124,823        0.16%     -29.98%
        2001 .......................................  1.45%       165,168    15.782223     2,606,718        0.05%     -23.71%
        2000 .......................................  1.45%       257,488    20.685971     5,326,389        0.68%     -12.32%
        1999 .......................................  1.45%       319,941    23.591580     7,547,914        0.01%      28.20%
        1998 .......................................  1.45%       296,186    18.402864     5,450,671        0.19%      27.51%

     Dreyfus Stock Index Fund - Initial Shares
        2002 .......................................  1.45%     1,167,942    13.565256    15,843,432        1.24%     -23.49%
        2001 .......................................  1.45%     1,679,514    17.730015    29,777,808        0.94%     -13.46%
        2000 .......................................  1.45%     2,426,165    20.488199    49,707,751        0.99%     -10.59%
        1999 .......................................  1.45%     2,657,830    22.914747    60,903,502        1.04%      18.86%
        1998 .......................................  1.45%     2,805,845    19.279341    54,094,843        1.49%      26.35%

     Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2002 .......................................  1.45%       306,829    10.311062     3,163,733        1.32%     -17.92%
        2001 .......................................  1.45%       227,008    12.562700     2,851,833        0.80%     -10.63%
        2000 .......................................  1.45%       236,364    14.057304     3,322,641        0.52%      -2.08%
        1999 .......................................  1.45%       360,852    14.356471     5,180,561        1.63%       9.84%
        1998 .......................................  1.45%       373,359    13.070279     4,879,906        0.85%      28.33%

     Dreyfus VIF - Growth and Income Portfolio - Initial Shares
        2002 .......................................  1.45%       143,370     9.399537     1,347,612        0.61%     -26.41%
        2001 .......................................  1.45%       194,920    12.773299     2,489,771        0.47%      -7.22%
        2000 .......................................  1.45%       216,765    13.767307     2,984,270        0.62%      -5.17%
        1999 .......................................  1.45%       267,211    14.517630     3,879,270        0.59%      15.19%
        1998 .......................................  1.45%       274,064    12.603139     3,454,067        1.05%      10.19%

     Federated IS - Quality Bond Fund II - Primary Shares
        2002 .......................................  1.45%       245,375    10.677956     2,620,103        0.00%       6.78% 5/1/02

                                                Contract                                             Investment
                                                Expense                   Unit         Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity     Ratio**    Return***
                                                --------   ---------   ----------   --------------   ----------   ---------
     Fidelity (R) VIP - Equity-Income Portfolio - Initial Class
        2002 ................................     1.45%    1,036,618    13.064255     13,542,642         1.85%    -18.15%
        2001 ................................     1.45%    1,237,868    15.961729     19,758,514         1.80%     -6.34%
        2000 ................................     1.45%    1,419,163    17.042623     24,186,260         1.87%      6.86%
        1999 ................................     1.45%    2,098,395    15.949005     33,467,312         1.74%      4.79%
        1998 ................................     1.45%    3,221,133    15.220240     49,026,417         1.12%     10.01%

     Fidelity (R) VIP - Growth Portfolio - Initial Class
        2002 ................................     1.45%      902,181    12.286405     11,084,561         0.28%    -31.12%
        2001 ................................     1.45%    1,214,827    17.837538     21,669,523         0.09%    -18.85%
        2000 ................................     1.45%    1,849,240    21.981588     40,649,232         0.15%    -12.26%
        1999 ................................     1.45%    1,803,875    25.054513     45,195,210         0.16%     35.45%
        1998 ................................     1.45%    1,677,985    18.497774     31,038,987         0.35%     37.47%

     Fidelity (R) VIP - High Income Portfolio - Initial Class
        2002 ................................     1.45%      905,375     8.661254      7,841,683         8.48%      1.94%
        2001 ................................     1.45%    1,214,161     8.496135     10,315,676        15.69%    -13.02%
        2000 ................................     1.45%    1,263,020     9.767880     12,337,028         8.65%    -23.59%
        1999 ................................     1.45%    2,271,367    12.783993     29,037,140        10.00%      6.59%
        1998 ................................     1.45%    2,664,520    11.993921     31,958,042         6.33%     -5.72%

     Fidelity (R) VIP - Overseas Portfolio - Initial Class
        2002 ................................     1.45%      163,087     9.119469      1,487,267         0.91%    -21.44%
        2001 ................................     1.45%      228,754    11.607874      2,655,348        10.94%    -22.32%
        2000 ................................     1.45%      392,157    14.942870      5,859,951         2.36%    -20.28%
        1999 ................................     1.45%      434,605    18.743279      8,145,923         1.19%     40.56%
        1998 ................................     1.45%      426,410    13.334585      5,686,000         1.76%     11.12%

     Fidelity (R) VIP - VIP Overseas Portfolio - Initial Class R
        2002 ................................     1.45%       27,996     7.727823        216,348         0.00%    -22.72% 5/1/02

     Fidelity (R) VIP II - Asset Manager Portfolio - Initial Class
        2002 ................................     1.45%      398,413    13.103536      5,220,619         4.25%    -10.05%
        2001 ................................     1.45%      499,835    14.567924      7,281,558         4.41%     -5.49%
        2000 ................................     1.45%      600,637    15.413978      9,258,206         3.49%     -5.31%
        1999 ................................     1.45%      740,236    16.279126     12,050,395         3.37%      9.48%
        1998 ................................     1.45%      647,151    14.869310      9,622,689         2.34%     13.38%

     Fidelity (R) VIP II - Contrafund(R) Portfolio - Initial Class
        2002 ................................     1.45%      799,285    16.121173     12,885,412         0.91%    -10.66%
        2001 ................................     1.45%      981,897    18.045652     17,718,972         0.59%    -13.52%
        2000 ................................     1.45%    1,215,343    20.868027     25,361,811         0.30%     -7.97%
        1999 ................................     1.45%    1,507,921    22.675266     34,192,510         0.54%     22.45%
        1998 ................................     1.45%    2,058,934    18.517428     38,126,162         0.36%     28.10%

     Fidelity (R) VIP III - Growth Opportunities  Portfolio - Initial Class
        2002 ................................     1.45%      255,066     7.319028      1,866,835         1.62%    -22.98%
        2001 ................................     1.45%      650,185     9.502696      6,178,510         0.46%    -15.67%
        2000 ................................     1.45%    1,497,995    11.268484     16,880,133         1.88%    -18.26%
        1999 ................................     1.45%    1,490,098    13.786395     20,543,080         1.05%      2.76%
        1998 ................................     1.45%    1,603,375    13.416112     21,511,059         0.36%     22.81%

                                   (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                                            Investment
                                                Expense                   Unit        Contract        Income       Total
                                                  Rate*      Units     Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   ---------   ----------   -------------   ----------   ---------
     Fidelity (R) VIP III - Value Strategies Portfolio - Service Class
        2002 ................................     1.45%          971     7.436365          7,221       0.00%     -25.64% 5/1/02

     Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2002 ................................     1.45%      361,298     8.455268      3,054,871       0.39%     -16.53%
        2001 ................................     1.45%      153,386    10.130068      1,553,811       0.45%      -2.75%
        2000 ................................     1.45%       59,684    10.416005        621,669       0.37%       4.16% 5/1/00

     Gartmore GVIT Emerging Markets Fund - Class I
        2002 ................................     1.45%        1,056     6.776365          7,156       0.09%     -16.46%
        2001 ................................     1.45%       10,558     8.111518         85,641       1.06%      -6.57%

     Gartmore GVIT Emerging Markets Fund - Class III
        2002 ................................     1.45%        1,610     7.498277         12,072       0.38%     -25.02% 5/1/02

     Gartmore GVIT Global Financial Services Fund - Class III
        2002 ................................     1.45%        1,583     8.578112         13,579       0.24%     -14.22% 5/1/02

     Gartmore GVIT Global Health Sciences Fund - Class III
        2002 ................................     1.45%        1,553     8.268985         12,842       0.00%     -17.31% 5/1/02

     Gartmore GVIT Global Technology and Communications Fund - Class I
        2002 ................................     1.45%        1,793     1.908285          3,422       0.82%     -43.61%
        2001 ................................     1.45%        5,944     3.384294         20,116       0.00%     -43.56%
        2000 ................................     1.45%        2,117     5.996363         12,694       0.00%     -40.04% 10/2/00

     Gartmore GVIT Global Technology and Communications Fund - Class III
        2002 ................................     1.45%          601     7.119398          4,279       0.62%     -28.81% 5/1/02

     Gartmore GVIT Government Bond Fund - Class I
        2002 ................................     1.45%    1,289,459    14.526858     18,731,788       4.26%       9.37%
        2001 ................................     1.45%    1,059,220    13.281734     14,068,278       5.20%       5.69%
        2000 ................................     1.45%    1,081,595    12.566516     13,591,881       5.33%      10.92%
        1999 ................................     1.45%    1,373,951    11.329778     15,566,560       5.60%      -3.76%
        1998 ................................     1.45%    1,280,403    11.772852     15,073,995       5.59%       7.33%

     Gartmore GVIT Growth Fund - Class I
        2002 ................................     1.45%      200,378     7.477237      1,498,274       0.00%     -29.76%
        2001 ................................     1.45%      390,499    10.644722      4,156,753       0.00%     -29.18%
        2000 ................................     1.45%      826,422    15.031680     12,422,511       0.16%     -27.59%
        1999 ................................     1.45%      700,550    20.760238     14,543,585       0.65%       2.77%
        1998 ................................     1.45%    1,466,628    20.201552     29,628,162       0.71%      28.08%

     Gartmore GVIT ID Aggressive Fund
        2002 ................................     1.45%          826     8.218945          6,789       0.85%     -17.81% 1/25/02

     Gartmore GVIT ID Conservative Fund
        2002 ................................     1.45%       69,792     9.914588        691,959       2.66%      -0.85% 1/25/02

                                                Contract                             Contract    Investment
                                                 Expense                  Unit        Owners'      Income       Total
                                                  Rate*      Units     Fair Value     Equity       Ratio**    Return***
                                                --------   ---------   ----------   ----------   ----------   ---------
     Gartmore GVIT ID Moderate Fund
        2002 ................................     1.45%       31,163     9.016631      280,985      1.46%       -9.83% 1/25/02

     Gartmore GVIT ID Moderately Aggressive Fund
        2002 ................................     1.45%       11,533     8.570137       98,839      0.95%      -14.30% 1/25/02

     Gartmore GVIT ID Moderately Conservative Fund
        2002 ................................     1.45%        6,718     9.512081       63,902      2.39%       -4.88% 1/25/02

     Gartmore GVIT International Growth Fund - Class III
        2002 ................................     1.45%        1,547     7.759258       12,004      0.00%      -22.41% 5/1/02

     Gartmore GVIT MAS Multi Sector Bond Fund - Class I
        2002 ................................     1.45%       70,928    11.272609      799,544      5.83%        5.65%
        2001 ................................     1.45%       23,299    10.669457      248,588      7.16%        2.67%
        2000 ................................     1.45%       31,179    10.392004      324,012      8.15%        3.92% 5/1/00

     Gartmore GVIT Money Market Fund - Class I
        2002 ................................     1.45%    1,835,875    12.218973   22,432,507      0.91%       -0.26%
        2001 ................................     1.45%    4,064,345    12.243328   49,761,108      3.37%        2.09%
        2000 ................................     1.45%    4,031,504    11.983474   48,311,422      4.51%       -7.36%
        1999 ................................     1.45%    8,415,001    11.482780   96,627,605      4.77%        3.33%
        1998 ................................     1.45%    4,602,553    11.112968   51,148,024      7.33%        3.75%

     Gartmore GVIT Nationwide(R)Leaders Fund - Class III
        2002 ................................     1.45%       18,478     8.364403      154,557      0.91%      -16.36% 5/1/02

     Gartmore GVIT Small Cap Growth Fund - Class I
        2002 ................................     1.45%       53,252     4.644575      247,333      0.00%      -34.26%
        2001 ................................     1.45%       88,529     7.064763      625,436      0.00%      -12.14%
        2000 ................................     1.45%       29,652     8.040986      238,431      0.00%      -19.59% 5/1/00

     Gartmore GVIT Small Cap Value Fund - Class I
        2002 ................................     1.45%      413,285    10.673922    4,411,372      0.01%      -28.22%
        2001 ................................     1.45%      610,425    14.870525    9,077,340      0.04%       26.41%
        2000 ................................     1.45%      479,284    11.764073    5,638,332      0.00%        9.60%
        1999 ................................     1.45%      141,985    10.734023    1,524,070      0.00%       25.98%
        1998 ................................     1.45%       58,283     8.520115      496,578      0.00%      -14.80% 5/1/98

     Gartmore GVIT Small Company Fund - Class I
        2002 ................................     1.45%      459,867    15.962052    7,340,421      0.00%      -18.53%
        2001 ................................     1.45%      496,847    19.592300    9,734,375      0.11%       -8.07%
        2000 ................................     1.45%      528,210    21.311278   11,256,830      0.03%        7.33%
        1999 ................................     1.45%      581,775    19.856438   11,551,979      0.00%       41.93%
        1998 ................................     1.45%      626,515    13.989917    8,764,893      0.00%       -0.46%

     Gartmore GVIT Strong Mid Cap Growth Fund - Class I
        2002 ................................     1.45%       54,066     3.440944      186,038      0.00%      -37.93%
        2001 ................................     1.45%       80,084     5.543700      443,962      0.00%      -31.33%
        2000 ................................     1.45%      119,516     8.072647      964,810      0.00%      -19.27% 5/1/00

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                     NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                           Contract    Investment
                                                 Expense                Unit        Owners'      Income       Total
                                                  Rate*     Units    Fair Value     Equity       Ratio**    Return***
                                                --------   -------   ----------   ----------   ----------   ---------
     Gartmore GVIT Total Return Fund - Class I
        2002 ................................     1.45%    273,755    12.430943    3,403,033      0.79%      -18.55%
        2001 ................................     1.45%    390,166    15.262678    5,954,978      0.70%      -13.11%
        2000 ................................     1.45%    490,996    17.564788    8,624,241      0.56%       -3.53%
        1999 ................................     1.45%    775,829    18.207860   14,126,186      0.66%        5.39%
        1998 ................................     1.45%    763,732    17.276235   13,194,414      1.13%       16.36%

     Gartmore GVIT Turner Growth Focus Fund - Class I
        2002 ................................     1.45%      5,264     2.138725       11,258      0.00%      -43.69%
        2001 ................................     1.45%     47,553     3.798019      180,607      0.00%      -39.92%
        2000 ................................     1.45%      7,147     6.321864       45,182      0.00%      -36.78% 10/2/00

     Janus AS - Capital Appreciation Portfolio - Service Shares
        2002 ................................     1.45%    154,472     5.014336      774,575      0.25%      -17.15%
        2001 ................................     1.45%    233,415     6.052211    1,412,677      0.86%      -22.97%
        2000 ................................     1.45%    214,884     7.857070    1,688,359      1.46%      -21.43% 5/1/00

     Janus AS - Global Technology Portfolio - Service II Shares
        2002 ................................     1.45%      2,688     7.085688       19,046      0.00%      -29.14% 5/1/02

     Janus AS - Global Technology Portfolio - Service Shares
        2002 ................................     1.45%     40,341     2.413798       97,375      0.00%      -41.79%
        2001 ................................     1.45%    142,740     4.146734      591,905      0.47%      -38.23%
        2000 ................................     1.45%    111,412     6.713510      747,966      1.24%      -32.86% 5/1/00

     Janus AS - International Growth Portfolio - Service II Shares
        2002 ................................     1.45%      7,229     7.732399       55,898      0.51%      -22.68% 5/1/02

     Janus AS - International Growth Portfolio - Service Shares
        2002 ................................     1.45%     65,481     4.347466      284,676      0.46%      -26.84%
        2001 ................................     1.45%    175,540     5.942089    1,043,074      0.80%      -24.55%
        2000 ................................     1.45%    187,314     7.875304    1,475,155     11.55%      -21.25% 5/1/00

     Neuberger Berman AMT - Growth Portfolio(R)
        2002 ................................     1.45%    120,078     9.103970    1,093,187      0.00%      -32.16%
        2001 ................................     1.45%    195,163    13.420543    2,619,193      0.00%      -31.38%
        2000 ................................     1.45%    408,639    19.557437    7,991,931      0.00%      -12.93%
        1999 ................................     1.45%    305,262    22.462268    6,856,877      0.00%       48.22%
        1998 ................................     1.45%    215,146    15.154915    3,260,519      0.00%       13.85%

     Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2002 ................................     1.45%     73,317     7.364786      539,964      1.04%      -27.52%
        2001 ................................     1.45%    112,115    10.160615    1,139,157      0.53%       -2.94%
        2000 ................................     1.45%     53,703    10.468884      562,210      0.79%       -0.33%
        1999 ................................     1.45%    165,279    10.503255    1,735,967      0.20%       13.27%
        1998 ................................     1.45%     74,580     9.272982      691,579      0.00%       -7.27% 5/1/98

                                                Contract                             Contract    Investment
                                                 Expense                  Unit        Owners'      Income       Total
                                                  Rate*      Units     Fair Value     Equity       Ratio**    Return***
                                                --------   ---------   ----------   ----------   ----------   ---------
     Neuberger Berman AMT - Limited Maturity Bond Portfolio(R)
        2002 ................................     1.45%      583,492    12.940640    7,550,760      4.36%        3.81%
        2001 ................................     1.45%      434,841    12.465535    5,420,526      5.85%        7.20%
        2000 ................................     1.45%      438,027    11.628715    5,093,691      6.33%        5.24%
        1999 ................................     1.45%      501,453    11.049212    5,540,661      6.26%        0.01%
        1998 ................................     1.45%      806,311    11.048525    8,908,547      4.99%        2.88%

     Neuberger Berman AMT - Partners Portfolio(R)
        2002 ................................     1.45%      279,376    12.231664    3,417,233      0.60%      -25.24%
        2001 ................................     1.45%      355,870    16.362175    5,822,807      0.42%       -4.25%
        2000 ................................     1.45%      500,298    17.087601    8,548,893      0.84%       -0.75%
        1999 ................................     1.45%      756,409    17.216794   13,022,938      1.55%        5.81%
        1998 ................................     1.45%    1,512,099    16.270918   24,603,239      0.24%        2.70%

        Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2002 ................................     1.45%       55,099     3.734620      205,774      1.04%      -28.84%
        2001 ................................     1.45%       87,787     5.248179      460,722      0.94%      -32.27%
        2000 ................................     1.45%      268,198     7.748895    2,078,238      0.00%      -22.51% 5/1/00

     Oppenheimer Bond Fund/VA - Initial Class
        2002 ................................     1.45%      572,252    13.510957    7,731,672      8.06%        7.50%
        2001 ................................     1.45%      809,413    12.568557   10,173,153      6.88%        6.22%
        2000 ................................     1.45%      701,807    11.833028    8,304,502      7.46%        4.57%
        1999 ................................     1.45%      750,566    11.316334    8,493,656      5.42%       -2.95%
        1998 ................................     1.45%      919,787    11.659886   10,724,612      1.28%        5.25%

     Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2002 ................................     1.45%      281,157    10.854330    3,051,771      0.71%      -27.92%
        2001 ................................     1.45%      487,030    15.058982    7,334,176      0.67%      -13.85%
        2000 ................................     1.45%      668,394    17.480600   11,683,928      0.12%       -1.67%
        1999 ................................     1.45%      568,790    17.777418   10,111,618      0.24%       39.60%
        1998 ................................     1.45%      110,408    12.734164    1,405,954      0.23%       22.20%

     Oppenheimer Global Securities Fund/VA - Initial Class
        2002 ................................     1.45%      413,784    16.389674    6,781,785      0.54%      -23.27%
        2001 ................................     1.45%      432,852    21.358918    9,245,250      0.76%      -13.32%
        2000 ................................     1.45%      465,116    24.641540   11,461,175      0.32%        3.57%
        1999 ................................     1.45%      454,999    23.791512   10,825,114      1.10%       56.19%
        1998 ................................     1.45%      652,299    15.232440    9,936,105      1.64%       12.45%

     Oppenheimer Main Street Growth & Income Fund/VA - Initial Class
        2002 ................................     1.45%      104,893     6.352976      666,383      0.65%      -19.98%
        2001 ................................     1.45%      107,027     7.938854      849,672      0.47%      -11.47%
        2000 ................................     1.45%       83,502     8.967494      748,804      0.00%      -10.33% 5/1/00

     Oppenheimer Multiple Strategies Fund/VA - Initial Class
        2002 ................................     1.45%      200,791    13.891169    2,789,222      3.65%      -11.70%
        2001 ................................     1.45%      246,609    15.732046    3,879,664      3.76%        0.73%
        2000 ................................     1.45%      286,620    15.618506    4,476,576      4.79%        4.90%
        1999 ................................     1.45%      353,978    14.888567    5,270,225      3.24%       10.18%
        1998 ................................     1.45%      366,337    13.513276    4,950,413      0.79%        5.11%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                Contract                             Contract    Investment
                                                 Expense                  Unit        Owners'      Income       Total
                                                  Rate*      Units     Fair Value     Equity       Ratio**    Return***
                                                --------   ---------   ----------   ----------   ----------   ---------
     Strong Opportunity Fund II, Inc.
        2002 ................................     1.45%      278,354    14.969494    4,166,819      0.29%      -27.88%
        2001 ................................     1.45%      430,675    20.756791    8,939,431      0.58%       -5.11%
        2000 ................................     1.45%      502,769    21.824486   10,972,675      0.00%        5.06%
        1999 ................................     1.45%      524,452    20.820776   10,919,498      0.00%       32.95%
        1998 ................................     1.45%      620,363    15.660253    9,715,042      0.19%       11.90%

     Strong VIF - Strong Discovery Fund II
        2002 ................................     1.45%      111,728    10.889097    1,216,617      0.00%      -13.29%
        2001 ................................     1.45%       84,903    12.558481    1,066,253      0.65%        2.56%
        2000 ................................     1.45%       79,972    12.244478      979,215      0.00%        2.89%
        1999 ................................     1.45%       97,613    11.900815    1,161,674      0.00%        3.57%
        1998 ................................     1.45%       99,090    11.491081    1,138,651      0.00%        5.70%

     Strong VIF - Strong International Stock Fund II
        2002 ................................     1.45%       45,998     5.110179      235,058      3.26%      -27.61%
        2001 ................................     1.45%       45,305     7.059335      319,823      0.00%      -23.28%
        2000 ................................     1.45%       68,138     9.200959      626,935      0.00%      -40.40%
        1999 ................................     1.45%      144,591    15.437256    2,232,088      0.31%       84.49%
        1998 ................................     1.45%      164,363     8.367348    1,375,282      1.41%       -6.16%

     Van Eck WIT - Worldwide Bond Fund
        2002 ................................     1.45%      104,803    11.683455    1,224,461      0.00%       19.89%
        2001 ................................     1.45%       79,607     9.744849      775,758      4.58%       -6.48%
        2000 ................................     1.45%      115,670    10.419942    1,205,275      5.46%        0.40%
        1999 ................................     1.45%      146,918    10.378690    1,524,816      4.37%       -9.16%
        1998 ................................     1.45%      192,339    11.425229    2,197,517      0.86%       11.12%

     Van Eck WIT - Worldwide Emerging Markets Fund
        2002 ................................     1.45%       79,884     5.966664      476,641      0.24%       -4.31%
        2001 ................................     1.45%      113,253     6.235470      706,186      0.00%       -3.24%
        2000 ................................     1.45%      181,801     6.444541    1,171,624      0.00%      -42.71%
        1999 ................................     1.45%      226,604    11.248273    2,548,904      0.00%       97.39%
        1998 ................................     1.45%      187,964     5.698612    1,071,134      0.89%      -35.09%

     Van Eck WIT - Worldwide Hard Assets Fund
        2002 ................................     1.45%      105,401     7.389592      778,870      0.53%       -4.24%
        2001 ................................     1.45%       45,133     7.717061      348,294      1.31%      -11.75%
        2000 ................................     1.45%       61,129     8.744687      534,554      1.37%        9.80%
        1999 ................................     1.45%      119,693     7.964538      953,299      1.22%       19.25%
        1998 ................................     1.45%      131,829     6.678951      880,479      1.09%      -31.97%

     Van Kampen UIF - Emerging Markets Debt Portfolio - Class A
        2002 ................................     1.45%       35,249    11.310619      398,688      7.56%        7.64%
        2001 ................................     1.45%       29,639    10.507976      311,446      8.12%        8.49%
        2000 ................................     1.45%       37,139     9.685225      359,700      9.69%        9.78%
        1999 ................................     1.45%       21,848     8.822360      192,751      8.98%       27.50%
        1998 ................................     1.45%       48,867     6.919419      338,131     10.83%      -29.42%

                                                Contract                                          Investment
                                                Expense                Unit          Contract       Income       Total
                                                 Rate*      Units    Fair Value   Owners' Equity    Ratio**    Return***
                                                --------   -------   ----------   --------------  ----------   ---------
     Van Kampen UIF - U.S.Real Estate Portfolio - Class A
        2002 ................................     1.45%    206,275    18.071289        3,727,655     2.91%       -2.23%
        2001 ................................     1.45%    222,465    18.482684        4,111,750     3.32%        8.24%
        2000 ................................     1.45%    268,437    17.075663        4,583,740    28.10%        3.90%
        1999 ................................     1.45%    285,435    13.529402        3,861,765     6.53%       -4.77%
        1998 ................................     1.45%    461,738    14.207613        6,560,195     0.18%      -12.90%
                                                                                       ---------

     2002 Reserves for annuity contracts in payout phase: .....................           19,216
                                                                                    ------------
     2002 Contract owners' equity .............................................     $209,794,312
                                                                                    ============

     2001 Reserves for annuity contracts in payout phase: .....................           50,380
                                                                                    ------------
     2001 Contract owners' equity .............................................     $322,158,316
                                                                                    ============

     2000 Reserves for annuity contracts in payout phase: .....................           81,954
                                                                                    ------------
     2000 Contract owners' equity .............................................     $428,751,307
                                                                                    ============

     1999 Reserves for annuity contracts in payout phase: .....................          117,411
                                                                                    ------------
     1999 Contract owners' equity .............................................     $558,672,499
                                                                                    ============

     1998 Reserves for annuity contracts in payout phase: .....................           67,617
                                                                                    ------------
     1998 Contract owners' equity .............................................     $504,387,087
                                                                                    ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

================================================================================

================================================================================

                           Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account-B:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

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

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                     --------------
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220        Bulk Rate
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                                                                  --------------

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Insurance Company